FIDELITY(registered trademark)
DESTINY
PORTFOLIOS:
DESTINY I - CLASS N
DESTINY II - CLASS N

Semiannual Report
March 31, 2000

Printed on recycled paper
6i-102150

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I - CLASS N
DESTINY II - CLASS N

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments
 Japan Ltd.

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail P. Johnson, VICE PRESIDENT
Karen Firestone, VICE PRESIDENT (DESTINY I)
Beth Terrana, VICE PRESIDENT (DESTINY II)
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Boston, MA

                                                      DESN-SANN-0500
                                                        1.741002.100
6i

* INDEPENDENT  TRUSTEES


CONTENTS


SEMIANNUAL REPORT
PERFORMANCE             2   How the funds have done over
                            time.

FUND TALK               5   The managers' review of the
                            funds' performance,
                            strategy and outlook.

INVESTMENT CHANGES      11  A summary of major shifts in
                            the funds' investments  over
                            the past six months.

DESTINY I

 INVESTMENTS            12  A complete list of the fund's
                            investments  with their
                            market values.

 FINANCIAL STATEMENTS   17  Statements of assets and
                            liabilities, operations, and
                             changes in net assets, as
                            well as financial highlights.

DESTINY II

 INVESTMENTS            22  A complete list of the fund's
                            investments  with their
                            market values.

 FINANCIAL STATEMENTS   28  Statements of assets and
                            liabilities, operations, and
                             changes in net assets, as
                            well as financial highlights.

NOTES                   33  Notes to the financial
                            statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT IS PRINTED ON RECYCLED PAPER USING SOY-BASED INKS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FIDELITY DESTINY PORTFOLIOS: DESTINY I: CLASS N

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny I - CL N            S&P 500
             00395                       SP001
  1990/03/31      10000.00                    10000.00
  1990/04/30       9668.87                     9750.00
  1990/05/31      10730.25                    10700.63
  1990/06/30      10699.82                    10627.86
  1990/07/31      10391.42                    10593.85
  1990/08/31       9319.69                     9636.17
  1990/09/30       8684.74                     9166.89
  1990/10/31       8615.60                     9127.47
  1990/11/30       9346.20                     9717.10
  1990/12/31       9809.40                     9988.21
  1991/01/31      10859.08                    10423.70
  1991/02/28      11602.18                    11168.99
  1991/03/31      11867.31                    11439.28
  1991/04/30      12007.04                    11466.73
  1991/05/31      12716.48                    11962.10
  1991/06/30      11872.39                    11414.23
  1991/07/31      12651.02                    11946.14
  1991/08/31      13070.95                    12229.26
  1991/09/30      12840.93                    12025.03
  1991/10/31      12774.41                    12186.17
  1991/11/30      11982.43                    11695.06
  1991/12/31      13510.90                    13032.98
  1992/01/31      13647.01                    12790.57
  1992/02/29      14134.82                    12956.84
  1992/03/31      13807.11                    12704.18
  1992/04/30      14294.07                    13077.69
  1992/05/31      14403.49                    13141.77
  1992/06/30      14144.74                    12945.96
  1992/07/31      14707.34                    13475.45
  1992/08/31      14306.63                    13199.20
  1992/09/30      14440.26                    13354.95
  1992/10/31      14343.26                    13401.69
  1992/11/30      15023.53                    13858.69
  1992/12/31      15423.30                    14029.15
  1993/01/31      15888.27                    14147.00
  1993/02/28      15927.25                    14339.40
  1993/03/31      16704.85                    14641.96
  1993/04/30      16793.72                    14287.62
  1993/05/31      17256.31                    14670.53
  1993/06/30      17374.92                    14713.07
  1993/07/31      17584.16                    14654.22
  1993/08/31      18177.05                    15209.62
  1993/09/30      18163.72                    15092.50
  1993/10/31      18818.34                    15404.92
  1993/11/30      18686.12                    15258.57
  1993/12/31      19330.36                    15443.20
  1994/01/31      20546.62                    15968.27
  1994/02/28      20221.28                    15535.53
  1994/03/31      19253.38                    14858.18
  1994/04/30      19812.96                    15048.36
  1994/05/31      19947.48                    15295.16
  1994/06/30      19371.44                    14920.43
  1994/07/31      19998.37                    15409.82
  1994/08/31      20887.52                    16041.62
  1994/09/30      20220.54                    15648.60
  1994/10/31      20651.25                    16000.69
  1994/11/30      19928.32                    15417.95
  1994/12/31      20010.18                    15646.60
  1995/01/31      20187.25                    16052.31
  1995/02/28      20856.76                    16677.87
  1995/03/31      21429.56                    17170.03
  1995/04/30      22220.19                    17675.69
  1995/05/31      23241.83                    18382.19
  1995/06/30      24016.35                    18809.21
  1995/07/31      24857.93                    19432.92
  1995/08/31      25057.75                    19481.70
  1995/09/30      25556.87                    20303.82
  1995/10/31      25742.26                    20231.34
  1995/11/30      26457.71                    21119.50
  1995/12/31      27169.97                    21526.26
  1996/01/31      27657.49                    22259.01
  1996/02/29      27535.79                    22465.35
  1996/03/31      27443.21                    22681.69
  1996/04/30      27943.89                    23016.02
  1996/05/31      28530.56                    23609.60
  1996/06/30      28711.88                    23699.56
  1996/07/31      27810.27                    22652.51
  1996/08/31      28020.66                    23130.25
  1996/09/30      29398.26                    24432.02
  1996/10/31      30500.21                    25105.86
  1996/11/30      32795.22                    27003.61
  1996/12/31      31930.37                    26468.67
  1997/01/31      33469.20                    28122.43
  1997/02/28      33747.33                    28342.91
  1997/03/31      31987.46                    27178.30
  1997/04/30      33570.53                    28800.84
  1997/05/31      35707.65                    30554.24
  1997/06/30      36825.13                    31923.07
  1997/07/31      39591.75                    34463.19
  1997/08/31      38135.13                    32532.56
  1997/09/30      39723.87                    34314.37
  1997/10/31      38886.95                    33168.27
  1997/11/30      40267.04                    34703.63
  1997/12/31      41446.11                    35299.49
  1998/01/31      41573.51                    35689.90
  1998/02/28      44223.49                    38263.86
  1998/03/31      45626.66                    40223.35
  1998/04/30      45505.72                    40628.00
  1998/05/31      45087.75                    39929.60
  1998/06/30      46207.64                    41551.54
  1998/07/31      46330.87                    41109.02
  1998/08/31      40278.76                    35165.48
  1998/09/30      42811.31                    37418.18
  1998/10/31      46054.33                    40461.77
  1998/11/30      48962.05                    42914.16
  1998/12/31      51620.60                    45386.87
  1999/01/31      52080.75                    47284.95
  1999/02/28      49630.88                    45815.34
  1999/03/31      50875.90                    47648.41
  1999/04/30      53015.57                    49493.83
  1999/05/31      52671.81                    48325.28
  1999/06/30      54944.45                    51007.33
  1999/07/31      53664.90                    49414.89
  1999/08/31      52308.95                    49170.28
  1999/09/30      50513.76                    47822.52
  1999/10/31      52499.93                    50848.73
  1999/11/30      52480.83                    51882.49
  1999/12/31      53750.92                    54938.37
  2000/01/31      49764.45                    52178.26
  2000/02/29      50849.66                    51190.53
  2000/03/31      51779.83                    56198.50
IMATRL PRASUN   SHR__CHT 20000331 20000417 104406 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I: Class N on March 31, 1990. As the chart shows, by March 31, 2000, the value of the investment would have grown to $51,780 - a 417.80% increase on the initial investment. For comparison, look at how the S&P 500 (registered trademark) did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,198 - a 461.98% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY I: CL N                 2.51%          1.78%        141.63%       417.80%

S&P 500                         17.51%         17.94%       227.31%       461.98%

Lipper Growth Funds Average     29.97%         32.16%       213.63%       423.04%


AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY I: CL N                 1.78%        19.30%        17.87%

$50/month 15-Year Plan          -49.11%      16.81%        17.27%

S&P 500                         17.94%       26.76%        18.84%

Lipper Growth  Funds Average    32.16%       24.90%        17.43%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page 4.*

FIDELITY DESTINY PORTFOLIOS: DESTINY II: CLASS N

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny II - CL N           S&P 500
             00396                       SP001
  1990/03/31      10000.00                    10000.00
  1990/04/30       9685.13                     9750.00
  1990/05/31      10784.32                    10700.63
  1990/06/30      10796.88                    10627.86
  1990/07/31      10405.37                    10593.85
  1990/08/31       9271.91                     9636.17
  1990/09/30       8573.10                     9166.89
  1990/10/31       8504.42                     9127.47
  1990/11/30       9370.97                     9717.10
  1990/12/31       9921.67                     9988.21
  1991/01/31      11028.43                    10423.70
  1991/02/28      11882.75                    11168.99
  1991/03/31      12250.11                    11439.28
  1991/04/30      12481.22                    11466.73
  1991/05/31      13181.40                    11962.10
  1991/06/30      12238.77                    11414.23
  1991/07/31      13089.11                    11946.14
  1991/08/31      13593.84                    12229.26
  1991/09/30      13351.74                    12025.03
  1991/10/31      13285.38                    12186.17
  1991/11/30      12416.33                    11695.06
  1991/12/31      13911.96                    13032.98
  1992/01/31      14169.75                    12790.57
  1992/02/29      14754.48                    12956.84
  1992/03/31      14291.68                    12704.18
  1992/04/30      14762.55                    13077.69
  1992/05/31      14977.37                    13141.77
  1992/06/30      14634.09                    12945.96
  1992/07/31      15210.38                    13475.45
  1992/08/31      14757.94                    13199.20
  1992/09/30      14792.66                    13354.95
  1992/10/31      14775.31                    13401.69
  1992/11/30      15505.19                    13858.69
  1992/12/31      15926.82                    14029.15
  1993/01/31      16465.04                    14147.00
  1993/02/28      16493.67                    14339.40
  1993/03/31      17173.05                    14641.96
  1993/04/30      17160.46                    14287.62
  1993/05/31      17743.58                    14670.53
  1993/06/30      17886.15                    14713.07
  1993/07/31      18042.03                    14654.22
  1993/08/31      18691.35                    15209.62
  1993/09/30      18726.82                    15092.50
  1993/10/31      19414.99                    15404.92
  1993/11/30      19323.60                    15258.57
  1993/12/31      20022.61                    15443.20
  1994/01/31      21269.02                    15968.27
  1994/02/28      20995.48                    15535.53
  1994/03/31      19956.45                    14858.18
  1994/04/30      20537.86                    15048.36
  1994/05/31      20669.87                    15295.16
  1994/06/30      20044.83                    14920.43
  1994/07/31      20683.60                    15409.82
  1994/08/31      21614.93                    16041.62
  1994/09/30      20917.20                    15648.60
  1994/10/31      21356.11                    16000.69
  1994/11/30      20659.57                    15417.95
  1994/12/31      20736.39                    15646.60
  1995/01/31      20938.40                    16052.31
  1995/02/28      21607.64                    16677.87
  1995/03/31      22175.78                    17170.03
  1995/04/30      22968.18                    17675.69
  1995/05/31      23984.37                    18382.19
  1995/06/30      24774.31                    18809.21
  1995/07/31      25604.69                    19432.92
  1995/08/31      25810.37                    19481.70
  1995/09/30      26331.41                    20303.82
  1995/10/31      26527.93                    20231.34
  1995/11/30      27230.15                    21119.50
  1995/12/31      27952.38                    21526.26
  1996/01/31      28454.35                    22259.01
  1996/02/29      28311.66                    22465.35
  1996/03/31      28195.25                    22681.69
  1996/04/30      28695.91                    23016.02
  1996/05/31      29273.96                    23609.60
  1996/06/30      29443.37                    23699.56
  1996/07/31      28563.45                    22652.51
  1996/08/31      28776.41                    23130.25
  1996/09/30      30131.80                    24432.02
  1996/10/31      31199.74                    25105.86
  1996/11/30      33536.94                    27003.61
  1996/12/31      32659.31                    26468.67
  1997/01/31      34182.53                    28122.43
  1997/02/28      34522.90                    28342.91
  1997/03/31      32755.99                    27178.30
  1997/04/30      34275.74                    28800.84
  1997/05/31      36382.32                    30554.24
  1997/06/30      37448.79                    31923.07
  1997/07/31      40194.28                    34463.19
  1997/08/31      38681.31                    32532.56
  1997/09/30      40247.18                    34314.37
  1997/10/31      39407.13                    33168.27
  1997/11/30      40830.52                    34703.63
  1997/12/31      41975.97                    35299.49
  1998/01/31      42097.38                    35689.90
  1998/02/28      44864.89                    38263.86
  1998/03/31      46260.61                    40223.35
  1998/04/30      45983.69                    40628.00
  1998/05/31      45373.28                    39929.60
  1998/06/30      47857.37                    41551.54
  1998/07/31      48216.29                    41109.02
  1998/08/31      40730.42                    35165.48
  1998/09/30      42546.43                    37418.18
  1998/10/31      45841.54                    40461.77
  1998/11/30      48890.21                    42914.16
  1998/12/31      53313.18                    45386.87
  1999/01/31      55182.14                    47284.95
  1999/02/28      53758.38                    45815.34
  1999/03/31      56035.16                    47648.41
  1999/04/30      57263.08                    49493.83
  1999/05/31      55621.66                    48325.28
  1999/06/30      58755.27                    51007.33
  1999/07/31      57001.94                    49414.89
  1999/08/31      56218.54                    49170.28
  1999/09/30      54912.87                    47822.52
  1999/10/31      57374.99                    50848.73
  1999/11/30      59762.51                    51882.49
  1999/12/31      66362.19                    54938.37
  2000/01/31      63284.16                    52178.26
  2000/02/29      65459.30                    51190.53
  2000/03/31      68496.28                    56198.50
IMATRL PRASUN   SHR__CHT 20000331 20000417 105408 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II: Class N on March 31, 1990. As the chart shows, by March 31, 2000, the value of the investment would have grown to $68,496 - a 584.96% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,198 - a 461.98% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY II: CL N                24.74%         22.24%       208.88%       584.96%

S&P 500                         17.51%         17.94%       227.31%       461.98%

Lipper Growth Funds Average     29.97%         32.16%       213.63%       423.04%


AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY II: CL N                22.24%       25.30%        21.22%

$50/month 15-Year Plan          -38.88%      22.69%        20.60%

S&P 500                         17.94%       26.76%        18.84%

Lipper Growth Funds Average     32.16%       24.90%        17.43%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page 4.*

FIDELITY DESTINY PORTFOLIOS: DESTINY I & II: CLASS N

PERFORMANCE: THE BOTTOM LINE


To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1333 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below.

Destiny I: Class N

*THE LIPPER LARGE CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MARCH 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP VALUE FUNDS AVERAGE WERE, 9.84%, 9.37%, 154.02%, AND 325.27%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 9.37%, 20.30%, AND 15.41%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE WERE, 24.36%, 24.31%, 214.69%, AND 427.31%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 24.31%, 25.21%, AND 17.70%, RESPECTIVELY.

Destiny II: Class N

*THE LIPPER LARGE CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MARCH 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP CORE FUNDS AVERAGE WERE, 21.66%, 21.70%, 199.85%, AND 393.33%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 21.70%, 24.42%, AND 17.13%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE WERE, 24.36%, 24.31%, 214.69%, AND 427.31%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 24.31%, 25.21%, AND 17.70%, RESPECTIVELY.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Euphoria over technology stocks, perceived to be the driving forces behind the new economy, continued unabated during the majority of the six-month period ending March 31, 2000. Investors poured record amounts of new money into tech-nology sector mutual funds during the period, hoping to capture a percentage of the staggering growth seen in many Internet-related companies, even if they had yet to show profits. The high-octane boost provided by these technology issues helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap stocks engaged in building out the Internet infrastructure, in addition to many biotechnology companies trying to decode the human genetic structure, fueled a strong advance in the Russell 2000(Registered trademark) Index - a popular measure of small-cap stock performance - which rose
26.84%. Meanwhile, investors continued to shun industrial stocks and value-oriented stocks as the period progressed, particularly those in the financial and health care sectors. The increasing gulf between new economy stocks - as evidenced by the return of the NASDAQ index - and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a more modest 6.44%. The Standard & Poor's
500SM Index - a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(Registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a -2.62% loss in the NASDAQ index during the month.

(photograph of Karen Firestone)

NOTE TO SHAREHOLDERS: Karen Firestone became Portfolio Manager of
Destiny I on February 1, 2000.

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the six months that ended March 31, 2000, the fund's Class N shares returned 2.51%, trailing the Standard & Poor's 500 Index, which returned 17.51%. Fund performance also fell short of the growth funds average tracked by Lipper Inc., which delivered a 29.97% return during this same time frame. For the 12-month period that ended March 31, 2000, the fund's Class N shares' 1.78% return lagged the S&P 500 index and the Lipper peer group, which posted returns of 17.94% and 32.16%, respectively.

Q. WHAT WAS BEHIND THE FUND'S GENERALLY WEAK SHOWING OVER THE PAST SIX
MONTHS?

A. The fund's underweighting in technology relative to the index sealed its fate, as stocks in this sector jumped 50% or higher on average during the period. Our underexposure to names such as Oracle, Nortel and Intel proved particularly damaging to relative performance. Having out-of-benchmark interest in tech players such as LAM Research
- a maker of semiconductor processing equipment - and electronic products manufacturer SCI Systems helped, but we didn't hold enough of the winners in this space to allow us to keep pace with our tech-heavy peers throughout the period. The fund no longer held Nortel or SCI Systems at the close of the period. Our heavy stake in financial stocks such as Fannie Mae and FleetBoston also hurt returns, as rising short-term interest rates and declining investor interest in the sector drove share prices markedly lower.

Q. HOW WOULD YOU DESCRIBE YOUR INVESTMENT STYLE?

A. I'm very revenue-growth oriented. I'm certainly more product and sales growth driven than I am guided by cost-control, turnaround and restructuring stories. The fund's former manager, George Vanderheiden, to his credit, had a keen eye for restructuring situations that would emerge over the long term, calling it right countless times over his career. In contrast, I'd say my success has been tied more to short-term results over the next product cycle, or the next year for that matter. I'm a big believer in certain sectors of the market, such as health care and media and leisure, where I've seen growth work over the years. So, my bias has been and will continue to be toward growth, but I overlay some valuation parameters on it. I'm just not willing to pay any price for growth; there are constraints. Comparatively, I'd say that George's tolerance level was even lower than mine in that regard, which is perfectly reasonable. But, even though we share a similar aversion to inordinate risk, I'm willing to pay a little bit more for a stock if I feel that the growth is coming with it.

Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND ON FEBRUARY
1, 2000?

A. I boosted the fund's weighting in technology and communications stocks and scaled back on our exposure to financial and industrial issues. In so doing, I increased the overall capitalization and average price to earnings, or P/E ratio, of the portfolio, while scaling back the total number of stocks by about 25%. I didn't add tech stocks indiscriminately, however. Ever watchful of risk, I was careful to consider only those companies that I knew well and whose growth prospects I believed in. Cisco, Intel, Nokia and Lucent are good examples of the firms I invested in for their extremely favorable risk/return profiles. In an effort to further manage risk, I held on to some of the more stable, attractively priced financials with solid earnings growth, such as Fannie Mae, which I felt was underappreciated by the market.

Q. WHAT WAS YOUR STRATEGY IN TERMS OF MEDIA AND HEALTH CARE STOCKS?

A. Having spent a lot of time tracking media stocks, I've grown quite familiar with the industry and its cycles. We experienced a very strong advertising environment over the past year thanks to the Internet, something I expected to continue. So, I added the traditional media companies I thought were reasonably priced and in the best position to benefit from this trend, namely CBS, FOX and The New York Times. I also raised the fund's exposure to the world of cable and wireless, through firms such as Cox Communications and EchoStar, as plays on "new media" and the Net. Like my exposure to the media sector, I feel my years covering companies in the health care arena offered me an advantage picking stocks in this space. By establishing positions in the fastest-growing emerging markets within health care, such as biotechnology and genomics, we were able to effectively balance some of the industrial and value-type names that are traditional components of the fund. I felt it important that the fund have some exposure to the compelling growth stories found in names such as Human Genome and Immunex. I also felt that many of the large pharmaceutical stocks, many of which languished in 1999, still offered very consistent growth opportunities. There seemed to be a negative bias in the market last year toward the big drug companies, partly due to the impending election year - a nemesis for drug stocks
- and partly attributable to their association with the old economy image. So, although I added some of these stocks during the period, I don't intend to raise the fund's stake any further in this area until I feel sentiment is beginning to turn.

Q. WHICH STOCKS WORKED OUT WELL FOR THE FUND? WHICH DIDN'T?

A. Methode Electronics, a maker of electronic components and devices, jumped higher on strong earnings reports and the announcement of its intention to spin out its fiber-optics division. Other tech stocks that added meaningfully to performance included Texas Instruments, Juniper Networks, Metromedia Fiber Network and Altera. Home Depot was rewarded for beating the Street's earnings expectations by wide margins. Columbia/HCA Healthcare got a lift from rising admissions at the company's hospitals, although I sold it prior to period end. Looking downward, Philip Morris suffered from more bad news on the legal front in terms of tobacco litigation. Freddie Mac, Bank of America and MGIC Investment - a leading provider of private mortgage insurance - were caught in the downdraft that kept financial stocks grounded during the period. We didn't own Bank of America or MGIC Investment at the close of the period. The fund's stake in pharmaceutical giant Merck also detracted from returns.

Q. WHAT'S YOUR OUTLOOK?

A. I believe we'll continue to see volatility over the coming months, with a lot of rotation among the various segments of the market. To me, that emphasizes the importance of maintaining a balanced approach in the fund, which would allow us to be somewhat defensive and aggressive at the same time. When one side isn't working, the other side is and, in the core of the portfolio, you have what you feel strongly about and have conviction in over the long term. I will continue to think seriously about where I want to push the envelope on the growth extreme in terms of tech stocks. But my feeling right now is that in this unforgiving market environment that seems to be favoring the well-established, larger-cap tech stocks, I don't want to push too hard.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital growth

START DATE: July 10, 1970

SIZE: as of March 31, 2000, more than $6.7 billion

MANAGER: Karen Firestone, since February 2000;
manager, Fidelity Advisor Large Cap Stock Fund, since 1998; Fidelity Large Cap Stock Fund, since
1998; several Fidelity Select Portfolios, 1986-1997;
joined Fidelity in 1983

KAREN FIRESTONE ON THE CHALLENGES OF
FUND MANAGEMENT IN A MOMENTUM-DRIVEN
MARKET:

"The biggest challenge of managing through a heavily momentum-driven market is resisting the urge to dive in with all of the other fish and follow the trend. So, what I try to do is be early, to not worry about whether or not I'm selling a stock at the top, and to pay close attention to what valuation a company is selling for based on the earnings picture and the underlying fundamentals. Admittedly, it takes a lot of discipline and guts to sell when everything seems to be riding in your favor. You've got to mentally review whether you still want to be there when a stock is selling for 50 times revenue, and that's not an easy task.

"I'll avoid a stock for which I cannot create a model that justifies its value. I have to be able to show myself or have someone walk me through the story to prove that it warrants consideration.
The rationale can't be based solely on the fact that every other company in this space sells at that level. That makes no sense to me whatsoever. What does make some sense is if I can create a scenario in which a company's revenues and profits will grow over time so that its stock more than justifies the price. Only then will I be willing to buy it. But, until I hear a logical and rational explanation for doing so, I won't be willing to make the commitment."

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Euphoria over technology stocks, perceived to be the driving forces behind the new economy, continued unabated during the majority of the six-month period ending March 31, 2000. Investors poured record amounts of new money into tech-nology sector mutual funds during the period, hoping to capture a percentage of the staggering growth seen in many Internet-related companies, even if they had yet to show profits. The high-octane boost provided by these technology issues helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap stocks engaged in building out the Internet infrastructure, in addition to many biotechnology companies trying to decode the human genetic structure, fueled a strong advance in the Russell 2000(Registered trademark) Index - a popular measure of small-cap stock performance - which rose
26.84%. Meanwhile, investors continued to shun industrial stocks and value-oriented stocks as the period progressed, particularly those in the financial and health care sectors. The increasing gulf between new economy stocks - as evidenced by the return of the NASDAQ index - and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a more modest 6.44%. The Standard & Poor's
500SM Index - a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(Registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a -2.62% loss in the NASDAQ index during the month.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Destiny II

Q. HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS, BETH?

A. The fund performed extremely well relative to the Standard & Poor's 500 Index, but not quite as well relative to its growth fund peers. For the six-month period ending March 31, 2000, the fund's Class N shares returned 24.74%. This outdistanced the Standard & Poor's 500 Index, which returned 17.51%, but, as I mentioned, fell short of the growth funds average tracked by Lipper Inc., which gained 29.97% over the past six months. For the 12-month period ending March 31, 2000, the fund's Class N shares returned 22.24%, again outdistancing the S&P 500, which returned 17.94%, but trailing the growth funds average of 32.16%.

Q. WHAT WERE SOME OF THE FACTORS THAT CONTRIBUTED TO THE FUND'S
OUTPERFORMANCE OF THE S&P 500 INDEX DURING THE SIX-MONTH PERIOD?

A. Strong stock picking in utilities - more specifically, the wireless segment - was the largest contributor relative to the index. As mentioned in my report to shareholders six months ago, I felt the prospects for the wireless sector were very positive. At that point, the utilities category was only the sixth-largest sector weighting in the fund; by the end of this period, however, utilities was the second-largest sector weighting. Winners in that sector include Nokia, Motorola and China Telecom, which were among the strongest-performing stocks for the fund. Another significant contributor to performance was underweighting the poorly performing nondurables sector. Nondurables are extremely interest-rate sensitive and, by holding a roughly one-third market weighting in this sector, the fund was able to avoid most of the damage from the losses incurred by Procter & Gamble and Coca-Cola. The fund no longer held Coca-Cola at the end of the period. Some solid stock picks in the health care sector also benefited the fund. While health care struggled throughout much of 1999, pharmaceuticals in particular, the sector exhibited renewed signs of strength in the first quarter of 2000, primarily within the realm of biotechnology. Genentech, a leading biotechnology company that develops, manufactures and markets pharmaceuticals for a variety of medical needs, saw its stock price increase more than 100% during the course of the period and was one of the fund's best-performing stocks.

Q. OF COURSE, ONE CAN'T TALK ABOUT THE PAST SIX MONTHS WITHOUT SOME MENTION OF TECHNOLOGY. HOW DID THE FUND'S EXPOSURE TO THAT SECTOR
AFFECT PERFORMANCE?

A. Technology was a significant part of the fund, both in terms of performance and positioning. I increased the fund's technology sector dramatically during the past six months, beginning the period with about 20% of net assets in the sector and ending with a tech exposure of over 37%. This strategy was especially beneficial to the fund's returns. While recognizing that valuations were high for many technology stocks, I found a number of companies where I could make a compelling case for continued high earnings growth as well as improvements in profitability and return on assets. Cisco and Texas Instruments were two of the fund's best performers during the period, as was SCI Systems, an electronics manufacturer that provides products and systems to a variety of aerospace, commercial and industrial customers.

Q. WHAT CAUSED THE FUND TO UNDERPERFORM ITS GROWTH FUND PEERS?

A. While the fund had a higher weighting in technology than the S&P 500 index by the end of the period, its growth fund peers were even more aggressive in their tech exposure. And, of course, technology is what really drove the market for most of the past six months.

Q. WHAT OTHER STRATEGIES DID YOU USE TO BOOST THE FUND'S PERFORMANCE?

A. Underweighting the lagging finance sector relative to the S&P 500 enhanced Destiny II's performance. Rising interest rates took their toll on most of this sector. But that was just one of its problems. Overall, I felt the fundamentals of the finance sector deteriorated. Revenue growth slowed, credit risk was on the rise and many banks poorly executed the integration of recent mergers.

Q. WHAT STOCKS DID NOT PERFORM AS WELL AS YOU HAD HOPED?

A. Fortunately, the fund had no real blow-ups. But there were several disappointments, including Schering-Plough and Lucent, two of the fund's larger holdings. After 15 straight quarters of upside earnings since going public in 1996, Lucent's earnings fell 30% in the fourth quarter of 1999 when it underestimated demand for bandwidth. Meanwhile, Schering-Plough fell on slower earnings growth rates. Unisys was another disappointment. Early in the period, it preannounced future weakness in revenues on Y2K concerns and saw its stock price drop from $42 to $26 in a single day.

Q. WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS, BETH?

A. I think the U.S. market is in for a very bumpy ride for the remainder of 2000. Valuations are still extreme, and I expect the volatility we saw toward the end of the period to continue. Even as we determine how successfully traditional companies transform their businesses to the world of e-commerce, there's still the problem of excess global capacity, which raises questions about profitability in many industries. Who the winners are will be difficult to gauge. The Japanese market also has been struggling. And if the U.S. stock market weakens, the Japanese market, which is very NASDAQ-sensitive, could follow. Overall, this is one of the toughest periods I've ever been through. But I still believe the best areas for growth are in technology and telecommunications. That's where I plan on focusing the majority of my attention in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital growth

START DATE: December 30, 1985

SIZE: as of March 31, 2000,
more than $6.5 billion

MANAGER: Beth Terrana, since 1998; manager,
Fidelity Fund, since 1993; Fidelity Advisor
Growth & Income Fund, since 1996; Fidelity
Equity Income Fund, 1990-1993; Fidelity Growth
& Income Fund, 1985-1990; joined Fidelity in
1983

NOTE TO SHAREHOLDERS:

Effective June 1, 2000, Adam Hetnarski will become portfolio manager of Destiny II.

BETH TERRANA ON THE GROWING IMPORTANCE
OF TECHNOLOGY:

"Over the past five years new advances and improvements in technology, as in the case of the Internet, have changed the world tremendously. These innovations have had an extraordinary impact on how we work, how we communicate, how we access information . . . the list goes on. With that, it also has changed the way in which I analyze companies and stocks.
Today, across all sectors, our assessment of how well a particular company has harnessed the power of technology - particularly the Internet - is part of the analysis I use in every investment decision I make. That was not the case five years ago.

"Today, the Internet matters to every company, not just the providers of key technologies or the infrastructure suppliers. It's just as critical for the more traditional businesses to evolve their business models and practices to utilize the Internet effectively. The ones that are successful in this regard are the ones that will emerge as the winners. And that's where I'm focusing more time and energy than ever - analyzing and researching who the eventual winners will be.

"Technology also has leveled the corporate playing field to a greater extent than ever. Now every company can reap the benefits of technology without exorbitant capital expenditures, so small companies can compete quite more effectively with larger corporations. Also, thanks in large part to technology, small companies can become big companies very quickly. That forces me to be more nimble than ever. But that's what it takes today.
And that's what I will continue to do to ensure that my investment decisions are as informed as they can possibly be."


INVESTMENT CHANGES




TOP TEN EQUITY HOLDINGS - DESTINY I

AS OF MARCH 31, 2000       AS OF SEPTEMBER 30, 1999

Cisco Systems, Inc.        Fannie Mae

Microsoft Corp.            Philip Morris Companies, Inc.

Intel Corp.                Freddie Mac

General Electric Co.       Fleet Financial Group, Inc.

Fannie Mae                 Solectron Corp.

Lucent Technologies, Inc.  Home Depot, Inc.

Texas Instruments, Inc.    Columbia/HCA Healthcare Corp.

Home Depot, Inc.           Vodafone AirTouch PLC
                           sponsored ADR

Wal-Mart Stores, Inc.      MCI WorldCom, Inc.

Bristol-Myers Squibb Co.   General Motors Corp.

TOP TEN EQUITY HOLDINGS - DESTINY II

AS OF MARCH 31, 2000     AS OF SEPTEMBER 30, 1999

General Electric Co.     General Electric Co.

Cisco Systems, Inc.      Microsoft Corp.

Microsoft Corp.          Chase Manhattan Corp.

Texas Instruments, Inc.  International Business
                         Machines Corp.

Chase Manhattan Corp.    Tyco International Ltd.

Nokia AB sponsored ADR   American Express Co.

Home Depot, Inc.         Citigroup, Inc.

Sun Microsystems, Inc.   Cisco Systems, Inc.

American Express Co.     Lucent Technologies, Inc.

Warner-Lambert Co.       Exxon Corp.

TOP FIVE MARKET SECTORS - DESTINY I

AS OF MARCH 31, 2000    % OF FUND'S NET ASSETS  AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS

Technology               40.8%                  Finance                    20.7%

Health                   11.3%                  Technology                 12.4%

Media & Leisure          10.1%                  Health                     9.4%

Finance                  10.0%                  Energy                     8.1%

Industrial Machinery &   6.7%                   Retail & Wholesale         7.6%
Equipment


TOP FIVE MARKET SECTORS - DESTINY II

AS OF MARCH 31, 2000  % OF FUND'S NET ASSETS  AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS

Technology             37.1%                  Technology                 20.1%

Utilities              12.2%                  Finance                    10.8%

Finance                11.0%                  Industrial Machinery &     9.1%
                                              Equipment

Media & Leisure        8.6%                   Media & Leisure            9.0%

Health                 8.0%                   Health                     8.7%



FIDELITY DESTINY PORTFOLIOS: DESTINY I

INVESTMENTS MARCH 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 99.1%

                                 SHARES                        VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.0%

Boeing Co.                        702,050                      $ 26,634,022

United Technologies Corp.         688,400                       43,498,275

                                                                70,132,297

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 0.1%

Lyondell Chemical Co.             30,000                        442,500

Union Carbide Corp.               140,400                       8,187,075

                                                                8,629,575

PACKAGING & CONTAINERS - 1.0%

Corning, Inc.                     263,100                       51,041,400

Owens-Illinois, Inc. (a)          950,500                       16,039,688

                                                                67,081,088

TOTAL BASIC INDUSTRIES                                          75,710,663

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Kaufman & Broad Home Corp.        48,100                        1,031,144

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Barrett Resources Corp. (a)       324,600                       9,677,138

CONSUMER DURABLES - 0.6%

Minnesota Mining &                436,400                       38,648,675
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Sony Corp. sponsored ADR          74,400                        20,841,300

The Swatch Group AG (Reg.)        77,200                        18,207,000

                                                                39,048,300

TOTAL DURABLES                                                  87,374,113

ENERGY - 2.1%

ENERGY SERVICES - 1.0%

Halliburton Co.                   689,700                       28,277,700

Schlumberger Ltd.                 514,400                       39,351,600

                                                                67,629,300



                                 SHARES                        VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 1.1%

Chevron Corp.                     351,100                      $ 32,454,806

Exxon Mobil Corp.                 557,700                       43,396,031

                                                                75,850,837

TOTAL ENERGY                                                    143,480,137

FINANCE - 10.0%

BANKS - 1.3%

FleetBoston Financial Corp.       1,850,069                     67,527,519

State Street Corp.                214,800                       20,808,750

                                                                88,336,269

CREDIT & OTHER FINANCE - 2.2%

American Express Co.              379,500                       56,521,781

Associates First Capital          1,526,000                     32,713,625
Corp.  Class A

Citigroup, Inc.                   1,072,100                     63,588,931

                                                                152,824,337

FEDERAL SPONSORED CREDIT - 3.2%

Fannie Mae                        3,125,000                     176,367,188

Freddie Mac                       897,500                       39,658,281

                                                                216,025,469

INSURANCE - 1.8%

American International Group,     703,843                       77,070,809
Inc.

Marsh & McLennan Companies,       250,500                       27,633,281
Inc.

The Chubb Corp.                   221,000                       14,931,313

                                                                119,635,403

SECURITIES INDUSTRY - 1.5%

Charles Schwab Corp.              613,400                       34,848,788

Goldman Sachs Group, Inc.         234,100                       24,609,763

Morgan Stanley Dean Witter &      341,000                       27,812,813
Co.

The Bear Stearns Companies,       316,000                       14,417,500
Inc.

                                                                101,688,864

TOTAL FINANCE                                                   678,510,342

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

HEALTH - 11.3%

DRUGS & PHARMACEUTICALS - 10.0%

Alkermes, Inc. (a)                164,400                      $ 15,207,000

Amgen, Inc. (a)                   607,100                       37,260,763

Ariad Pharmaceuticals, Inc.       722,700                       11,518,031
(a)

Arqule, Inc. (a)                  482,600                       6,515,100

Bristol-Myers Squibb Co.          1,901,100                     109,788,525

Cell Therapeutics, Inc. (a)       658,000                       15,421,875

Cephalon, Inc. (a)                501,400                       18,802,500

Eli Lilly & Co.                   458,000                       28,854,000

Enzon, Inc. (a)                   316,400                       11,924,325

Gilead Sciences, Inc. (a)         82,700                        5,241,113

Human Genome Sciences, Inc.       248,800                       20,665,950
(a)

Immunex Corp. (a)                 598,500                       37,967,344

Merck & Co., Inc.                 1,627,600                     101,114,650

Millennium Pharmaceuticals,       298,500                       38,767,688
Inc. (a)

Pfizer, Inc.                      581,200                       21,250,125

Protein Design Labs, Inc. (a)     159,750                       12,700,125

QLT PhotoTherapeutics, Inc.       272,700                       14,866,163
(a)

Roche Holding AG                  1,800                         19,533,123
participation certificates

Schering-Plough Corp.             1,610,100                     59,171,175

Ventana Medical Systems, Inc.     236,200                       10,200,888
(a)

Warner-Lambert Co.                833,000                       81,217,500

                                                                677,987,963

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Arrow International, Inc.         78,700                        2,469,213

Johnson & Johnson                 737,300                       51,657,081

Medtronic, Inc.                   647,900                       33,326,356

                                                                87,452,650

TOTAL HEALTH                                                    765,440,613

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.7%

ELECTRICAL EQUIPMENT - 5.9%

Emerson Electric Co.              671,500                       35,505,563

Furukawa Electric Co. Ltd.        1,341,000                     22,507,663

General Electric Co.              1,990,000                     308,823,125

NDS Group PLC sponsored ADR       129,400                       9,122,700

Omron Corp.                       670,000                       19,035,758

                                                                394,994,809



                                 SHARES                        VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Illinois Tool Works, Inc.         400,400                      $ 22,122,100

Ingersoll-Rand Co.                776,300                       34,351,275

                                                                56,473,375

TOTAL INDUSTRIAL MACHINERY &                                    451,468,184
EQUIPMENT

MEDIA & LEISURE - 10.1%

BROADCASTING - 6.4%

AT&T Corp. - Liberty Media        945,592                       56,026,326
Group Class A (a)

Audiofina                         118,500                       14,551,921

Cablevision Systems Corp.         392,300                       23,832,225
Class A (a)

Carlton Communications PLC        1,770,200                     21,446,230

CBS Corp. (a)                     871,300                       49,337,363

Chris-Craft Industries, Inc.      1,860                         118,459

Comcast Corp. Class A             845,100                       36,656,213
(special)

Cox Communications, Inc.          760,700                       36,893,950
Class A (a)

EchoStar Communications Corp.     218,900                       17,293,100
Class A (a)

Grupo Televisa SA de CV           494,700                       33,639,600
sponsored ADR (a)

Infinity Broadcasting Corp.       783,700                       25,372,288
Class A (a)

Societe Europeen Des              115,895                       20,212,798
Satellite unit

Television Francaise 1 SA         27,622                        20,325,663

Time Warner, Inc.                 768,100                       76,810,000

                                                                432,516,136

ENTERTAINMENT - 2.1%

Fox Entertainment Group, Inc.     925,200                       27,698,175
 Class A (a)

Ticketmaster Online               774,400                       19,408,400
CitySearch, Inc. (a)

Walt Disney Co.                   2,376,700                     98,335,963

                                                                145,442,538

PUBLISHING - 0.8%

The New York Times Co. Class A    1,310,500                     56,269,594

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.8%

McDonald's Corp.                  1,368,600                    $ 51,408,038

TOTAL MEDIA & LEISURE                                           685,636,306

NONDURABLES - 3.7%

BEVERAGES - 1.6%

Anheuser-Busch Companies,         684,000                       42,579,000
Inc.

Seagram Co. Ltd.                  288,500                       17,140,979

The Coca-Cola Co.                 1,058,300                     49,673,956

                                                                109,393,935

FOODS - 0.6%

H.J. Heinz Co.                    385,500                       13,444,313

Quaker Oats Co.                   436,800                       26,481,000

                                                                39,925,313

HOUSEHOLD PRODUCTS - 1.2%

Gillette Co.                      939,000                       35,388,563

Procter & Gamble Co.              778,100                       43,768,125

                                                                79,156,688

TOBACCO - 0.3%

Philip Morris Companies, Inc.     875,800                       18,501,275

TOTAL NONDURABLES                                               246,977,211

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              459,000                       10,298,813

RETAIL & WHOLESALE - 3.4%

GENERAL MERCHANDISE STORES -
1.8%

Costco Wholesale Corp. (a)        156,400                       8,220,775

Wal-Mart Stores, Inc.             1,997,200                     110,844,600

                                                                119,065,375

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Home Depot, Inc.                  1,728,000                     111,456,000

TOTAL RETAIL & WHOLESALE                                        230,521,375

SERVICES - 1.9%

ADVERTISING - 1.9%

DoubleClick, Inc. (a)             170,300                       15,944,338

Omnicom Group, Inc.               316,600                       29,582,313



                                 SHARES                        VALUE (NOTE 1)

SERVICES - CONTINUED

ADVERTISING - CONTINUED

TMP Worldwide, Inc. (a)           504,700                      $ 39,240,425

WPP Group PLC sponsored ADR       465,800                       40,408,150

                                                                125,175,226

TECHNOLOGY - 40.8%

COMMUNICATIONS EQUIPMENT - 7.9%

Cisco Systems, Inc. (a)           4,893,200                     378,305,507

Lucent Technologies, Inc.         1,952,800                     118,632,600

Nokia AB sponsored ADR            111,300                       24,179,925

UTStarcom, Inc.                   210,600                       16,439,963

                                                                537,557,995

COMPUTER SERVICES & SOFTWARE
- 12.1%

Aether Systems, Inc.              56,200                        10,200,300

Affymetrix, Inc. (a)              81,000                        12,023,438

America Online, Inc. (a)          1,009,600                     67,895,600

Automatic Data Processing,        1,247,200                     60,177,400
Inc.

Be Free, Inc.                     405,500                       8,921,000

BEA Systems, Inc. (a)             224,500                       16,472,688

Citrix Systems, Inc. (a)          381,700                       25,287,625

CNET Networks, Inc. (a)           372,900                       18,901,369

Commerce One, Inc.                100,600                       15,014,550

Exodus Communications, Inc.       152,600                       21,440,300
(a)

First Data Corp.                  526,400                       23,293,200

GoTo.com, Inc.                    295,900                       12,150,394

Intuit, Inc. (a)                  142,600                       7,753,875

Juno Online Services, Inc.        362,100                       5,703,075

Lycos, Inc. (a)                   270,300                       18,988,575

Microsoft Corp. (a)               3,105,700                     329,980,625

Oracle Corp. (a)                  409,900                       31,997,819

Priceline.com, Inc.               190,500                       15,240,000

Puma Technology, Inc. (a)         140,800                       7,128,000

Trans Cosmos, Inc.                44,900                        12,669,424

Verio, Inc. (a)                   160,600                       7,237,038

VERITAS Software Corp. (a)        87,800                        11,501,800

Vignette Corp.                    110,700                       17,739,675

Yahoo!, Inc. (a)                  335,900                       57,564,863

                                                                815,282,633

COMPUTERS & OFFICE EQUIPMENT
- 7.8%

Brocade Communications            81,300                        14,578,106
Systems, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.                    350,800                      $ 15,479,050

Dell Computer Corp. (a)           1,949,000                     105,124,188

EMC Corp. (a)                     778,300                       97,287,500

Hewlett-Packard Co.               476,400                       63,152,775

International Business            732,400                       86,423,200
Machines Corp.

Juniper Networks, Inc.            69,600                        18,343,950

Lexmark International Group,      131,200                       13,874,400
Inc. Class A (a)

Network Appliance, Inc. (a)       109,700                       9,077,675

RSA Security, Inc. (a)            229,500                       11,890,969

Sun Microsystems, Inc. (a)        996,400                       93,365,794

                                                                528,597,607

ELECTRONIC INSTRUMENTS - 1.3%

Agilent Technologies, Inc.        339,900                       35,349,600

Applied Materials, Inc. (a)       176,600                       16,644,550

LAM Research Corp. (a)            859,700                       38,740,231

                                                                90,734,381

ELECTRONICS - 11.7%

Altera Corp. (a)                  503,700                       44,955,225

Chartered Semiconduct             273,300                       25,758,525
Manufacturing Ltd. ADR

GlobeSpan, Inc.                   125,200                       12,762,575

Infineon Technologies AG (a)      13,000                        706,273

Inktomi Corp. (a)                 25,300                        4,933,500

Intel Corp.                       2,384,900                     314,657,744

Linear Technology Corp.           549,200                       30,206,000

LSI Logic Corp. (a)               350,900                       25,484,113

Methode Electronics, Inc.         390,000                       19,695,000
Class A

Micron Technology, Inc. (a)       131,220                       16,533,720

Motorola, Inc.                    745,600                       106,154,800

PMC-Sierra, Inc. (a)              79,500                        16,193,156

Samsung Electronics Co. Ltd.      73,800                        22,368,703

Solectron Corp. (a)               132,600                       5,312,288

Texas Instruments, Inc.           728,800                       116,608,000

Vitesse Semiconductor Corp.       187,200                       18,018,000
(a)



                                 SHARES                        VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

World Access, Inc. (a)            636,800                      $ 12,178,800

                                                                792,526,422

TOTAL TECHNOLOGY                                                2,764,699,038

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Travelocity.com, Inc. (a)         196,500                       5,772,188

TRUCKING & FREIGHT - 0.5%

United Parcel Service, Inc.       567,300                       35,739,900
Class B

TOTAL TRANSPORTATION                                            41,512,088

UTILITIES - 4.9%

CELLULAR - 1.9%

Nextel Communications, Inc.       218,600                       32,407,450
Class A (a)

Powertel, Inc. (a)                245,000                       16,950,938

QUALCOMM, Inc. (a)                70,800                        10,571,325

Sprint Corp. - PCS Group          404,400                       26,412,375
Series 1 (a)

Vodafone AirTouch PLC             5,961,321                     33,122,624

Western Wireless Corp. Class A    193,600                       8,869,300

                                                                128,334,012

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     352,300                       27,743,625

Calpine Corp. (a)                 292,600                       27,504,400

                                                                55,248,025

TELEPHONE SERVICES - 2.2%

Allegiance Telecom, Inc. (a)      217,550                       17,539,969

AT&T Corp.                        481,478                       27,083,138

DDI Corp.                         1,059                         8,645,109

Focal Communications Corp.        182,000                       10,192,000

MCI WorldCom, Inc. (a)            291,117                       13,191,239

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Metromedia Fiber Network,         473,500                      $ 45,811,125
Inc. Class A (a)

SBC Communications, Inc.          597,800                       25,107,600

                                                                147,570,180

TOTAL UTILITIES                                                 331,152,217

TOTAL COMMON STOCKS                                             6,709,119,767
(Cost $5,602,485,596)

CASH EQUIVALENTS - 1.1%



Taxable Central Cash Fund,        75,964,420                    75,964,420
5.85% (b) (Cost $75,964,420)

TOTAL INVESTMENT PORTFOLIO -                                    6,785,084,187
100.2%
(Cost $5,678,450,016)

NET OTHER ASSETS - (0.2)%                                       (14,670,640)

NET ASSETS - 100%                                              $ 6,770,413,547

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $5,716,523,636. Net unrealized appreciation aggregated $1,068,560,551, of which $1,477,903,011 related to appreciated investment securities and $409,342,460 related to depreciated investment securities.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                    MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 6,785,084,187
value (cost $5,678,450,016)
- See accompanying schedule

Receivable for investments                     165,911,635
sold

Receivable for fund shares                     420,010
sold

Dividends receivable                           4,373,332

Interest receivable                            535,982

Other receivables                              1,058,327

 TOTAL ASSETS                                  6,957,383,473

LIABILITIES

Payable for investments        $ 148,648,482
purchased

Payable for fund shares         5,145,828
redeemed

Accrued management fee          1,418,922

Distribution fees payable       204

Other payables and accrued      303,690
expenses

Collateral on securities        31,452,800
loaned, at value

 TOTAL LIABILITIES                             186,969,926

NET ASSETS                                    $ 6,770,413,547

Net Assets consist of:

Paid in capital                               $ 4,450,870,777

Undistributed net investment                   9,929,754
income

Accumulated undistributed net                  1,203,006,451
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    1,106,606,565
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                    $ 6,770,413,547

CLASS O:  NET ASSET VALUE,                     $23.50
offering price and
redemption price per share
($6,769,310,698 (divided by)
288,104,788 shares)

CLASS N:  NET ASSET VALUE,                     $23.38
offering price and
redemption price per share
($1,102,849 (divided by)
47,171 shares)

STATEMENT OF OPERATIONS
                                     SIX MONTHS ENDED MARCH 31,
                                               2000 (UNAUDITED)

INVESTMENT INCOME                                  $ 30,951,819
Dividends

Interest                                            17,639,324

Security lending                                    76,554

 TOTAL INCOME                                       48,667,697

EXPENSES

Management fee Basic fee         $ 15,586,213

 Performance adjustment           (6,520,628)

Transfer agent fees               230,263

Distribution fees                 706

Accounting and security           422,047
lending fees

Non-interested trustees'          9,085
compensation

Custodian fees and expenses       117,173

Registration fees                 18,901

Audit                             20,151

Legal                             38,879

Interest                          3,396

Miscellaneous                     37,726

 Total expenses before            9,963,912
reductions

 Expense reductions               (807,209)         9,156,703

NET INVESTMENT INCOME                               39,510,994

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,231,779,813

 Foreign currency transactions    (74,806)          1,231,705,007

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (1,065,692,608)

 Assets and liabilities in        (19,813)          (1,065,712,421)
foreign currencies

NET GAIN (LOSS)                                     165,992,586

NET INCREASE (DECREASE) IN                         $ 205,503,580
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30,
                               (UNAUDITED)                      1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 39,510,994                     $ 111,568,555
income

 Net realized gain (loss)       1,231,705,007                    979,781,946

 Change in net unrealized       (1,065,712,421)                  90,347,540
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     205,503,580                      1,181,698,041
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (114,849,977)                    (105,484,207)
From net investment income

 From net realized gain         (897,917,070)                    (544,915,685)

 TOTAL DISTRIBUTIONS            (1,012,767,047)                  (650,399,892)

Share transactions - net        600,266,460                      240,053,910
increase (decrease)

  TOTAL INCREASE (DECREASE)     (206,997,007)                    771,352,059
IN NET ASSETS

NET ASSETS

 Beginning of period            6,977,410,554                    6,206,058,495

 End of period (including      $ 6,770,413,547                  $ 6,977,410,554
undistributed net investment
income of $9,929,754 and
$88,705,313, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

                                                            YEARS ENDED SEPTEMBER 30,


                                 SIX MONTHS ENDED MARCH 31,  1999                    1998         1997         1996
                                 2000 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.54                     $ 24.58                 $ 25.08      $ 20.41      $ 18.78
period

Income from Investment
Operations

Net investment income             .14 D                       .42 D                   .44 D        .49 D        .45

Net realized and unrealized       .70                         4.13                    1.56         6.36         2.42
gain (loss)

Total from investment             .84                         4.55                    2.00         6.85         2.87
operations

Less Distributions

From net investment income        (.44)                       (.42)                   (.47)        (.45)        (.43)

From net realized gain            (3.44)                      (2.17)                  (2.03)       (1.73)       (.81)

 Total distributions              (3.88)                      (2.59)                  (2.50)       (2.18)       (1.24)

Net asset value, end of period   $ 23.50                     $ 26.54                 $ 24.58      $ 25.08      $ 20.41

TOTAL RETURN B, C                 2.94%                       18.99%                  8.72%        36.29%       16.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,769,311                 $ 6,977,155             $ 6,206,058  $ 5,960,742  $ 4,565,482
(000 omitted)

Ratio of expenses to average      .28% A                      .32%                    .33%         .39%         .65%
net assets

Ratio of expenses to average      .26% A, E                   .31% E                  .33%         .38% E       .65%
net assets after  expense
reductions

Ratio of net investment           1.13% A                     1.55%                   1.71%        2.20%        2.40%
income to average net assets

Portfolio turnover                206% A                      36%                     27%          32%          42%



                                 YEARS ENDED SEPTEMBER 30,

                                 1995


SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 17.70
period

Income from Investment
Operations

Net investment income             .41

Net realized and unrealized       3.54
gain (loss)

Total from investment             3.95
operations

Less Distributions

From net investment income        (.34)

From net realized gain            (2.53)

 Total distributions              (2.87)

Net asset value, end of period   $ 18.78

TOTAL RETURN B, C                 27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,053,389
(000 omitted)

Ratio of expenses to average      .68%
net assets

Ratio of expenses to average      .68%
net assets after  expense
reductions

Ratio of net investment           2.35%
income to average net assets

Portfolio turnover                55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS N

                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999 E
                                 2000 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.45                     $ 27.76
period

Income from Investment
Operations

Net investment income D           .03                         .08

Net realized and unrealized       .70                         (1.39) G
gain (loss)

Total from investment             .73                         (1.31)
operations

Less Distributions

From net investment income        (.36)                       -

From net realized gain            (3.44)                      -

Total distributions               (3.80)                      -

Net asset value, end of period   $ 23.38                     $ 26.45

TOTAL RETURN B, C                 2.51%                       (4.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,103                     $ 256
(000 omitted)

Ratio of expenses to average      1.14% A                     1.18% A
net assets

Ratio of expenses to average      1.11% A, F                  1.17% A, F
net assets after expense
reductions

Ratio of net investment           .27% A                      .68% A
income to average net assets

Portfolio turnover                206% A                      36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

INVESTMENTS MARCH 31, 2000  (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 96.0%

                                 SHARES                       VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        590,600                     $ 22,405,888

British Aerospace PLC             309,974                      1,748,066

Textron, Inc.                     171,400                      10,433,975

                                                               34,587,929

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            367,600                      18,288,100

TOTAL AEROSPACE & DEFENSE                                      52,876,029

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.2%

Praxair, Inc.                     370,200                      15,409,575

METALS & MINING - 0.3%

Alcoa, Inc.                       252,000                      17,703,000

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc. (a)          85,020                       1,434,713

TOTAL BASIC INDUSTRIES                                         34,547,288

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Masco Corp.                       217,000                      4,448,500

ENGINEERING - 0.1%

Fluor Corp.                       191,500                      5,936,500

TOTAL CONSTRUCTION & REAL                                      10,385,000
ESTATE

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
0.9%

Danaher Corp.                     395,400                      20,165,400

Delphi Automotive Systems         1,527,500                    24,440,000
Corp.

General Motors Corp.              165,000                      13,664,063

                                                               58,269,463

CONSUMER ELECTRONICS - 0.6%

Sony Corp.                        258,800                      36,248,176



                                 SHARES                       VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             368,400                     $ 7,920,600

TOTAL DURABLES                                                 102,438,239

ENERGY - 1.9%

OIL & GAS - 1.9%

BP Amoco PLC sponsored ADR        307,812                      16,333,274

Exxon Mobil Corp.                 849,466                      66,099,073

Royal Dutch Petroleum Co.         742,800                      42,757,425
(NY Shares)

                                                               125,189,772

FINANCE - 10.8%

BANKS - 2.9%

Bank of New York Co., Inc.        1,038,640                    43,168,475

Chase Manhattan Corp.             1,583,300                    138,043,969

U.S. Bancorp                      421,600                      9,222,500

                                                               190,434,944

CREDIT & OTHER FINANCE - 2.9%

American Express Co.              612,400                      91,209,325

Associates First Capital          425,700                      9,125,944
Corp.  Class A

Citigroup, Inc.                   1,501,950                    89,084,409

                                                               189,419,678

FEDERAL SPONSORED CREDIT - 0.7%

Fannie Mae                        435,400                      24,572,888

Freddie Mac                       512,600                      22,650,513

                                                               47,223,401

INSURANCE - 1.6%

AFLAC, Inc.                       320,200                      14,589,113

American International Group,     805,221                      88,171,700
Inc.

                                                               102,760,813

SECURITIES INDUSTRY - 2.7%

Daiwa Securities Group, Inc.      2,377,000                    44,637,413

Merrill Lynch & Co., Inc.         192,000                      20,160,000

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley Dean Witter &      813,600                     $ 66,359,250
Co.

Nikko Securities Co. Ltd.         3,114,000                    47,084,954

                                                               178,241,617

TOTAL FINANCE                                                  708,080,453

HEALTH - 8.0%

DRUGS & PHARMACEUTICALS - 7.2%

Allergan, Inc.                    39,300                       1,965,000

American Home Products Corp.      509,300                      27,311,213

Amgen, Inc. (a)                   527,800                      32,393,725

Biogen, Inc. (a)                  50,700                       3,542,663

Bristol-Myers Squibb Co.          1,353,500                    78,164,625

Elan Corp. PLC sponsored ADR      18,400                       874,000
(a)

Eli Lilly & Co.                   1,254,200                    79,014,600

Genentech, Inc.                   341,600                      51,923,200

Merck & Co., Inc.                 337,900                      20,992,038

Millennium Pharmaceuticals,       42,600                       5,532,675
Inc. (a)

PE Corp. - Celera Genomics        46,900                       4,294,281
Group (a)

Pfizer, Inc.                      31,100                       1,137,094

Schering-Plough Corp.             1,927,400                    70,831,950

Warner-Lambert Co.                931,700                      90,840,750

                                                               468,817,814

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Biomet, Inc.                      433,550                      15,770,381

Cardinal Health, Inc.             511,054                      23,444,602

Johnson & Johnson                 170,200                      11,924,638

                                                               51,139,621

TOTAL HEALTH                                                   519,957,435

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.3%

ELECTRICAL EQUIPMENT - 7.2%

ABB Ltd. (Sweden)                 178,287                      20,969,852

Furukawa Electric Co. Ltd.        1,884,000                    31,621,504

General Electric Co.              1,787,900                    277,459,717

Hutchison Whampoa Ltd.            2,220,000                    40,057,021



                                 SHARES                       VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Koninklijke Philips               156,000                     $ 26,724,750
Electronics NV (NY Shares)

Mitsubishi Electric Corp.         3,744,000                    35,263,363

Murata Manufacturing Co. Ltd.     96,000                       23,305,279

Research in Motion Ltd. (a)       122,400                      12,838,423

                                                               468,239,909

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                228,100                      10,093,425

TOTAL INDUSTRIAL MACHINERY &                                   478,333,334
EQUIPMENT

MEDIA & LEISURE - 7.8%

BROADCASTING - 4.8%

AT&T Corp. - Liberty Media        858,892                      50,889,351
Group Class A (a)

CBS Corp. (a)                     993,300                      56,245,613

Clear Channel Communications,     692,900                      47,853,406
Inc. (a)

Comcast Corp. Class A             811,200                      35,185,800
(special)

Infinity Broadcasting Corp.       917,900                      29,717,013
Class A (a)

Time Warner, Inc.                 588,262                      58,826,200

USA Networks, Inc. (a)            1,630,000                    36,776,875

                                                               315,494,258

ENTERTAINMENT - 1.1%

News Corp. Ltd. sponsored ADR     271,700                      12,973,675
(preferred ltd. vtg.)

Viacom, Inc. Class B              1,123,300                    59,254,075
(non-vtg.) (a)

                                                               72,227,750

PUBLISHING - 1.1%

McGraw-Hill Companies, Inc.       1,497,600                    68,140,800

Reader's Digest Association,      99,200                       3,509,200
Inc. Class A (non-vtg.)

                                                               71,650,000

RESTAURANTS - 0.8%

McDonald's Corp.                  1,310,000                    49,206,875

TOTAL MEDIA & LEISURE                                          508,578,883

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONDURABLES - 1.3%

BEVERAGES - 0.4%

Anheuser-Busch Companies,         402,100                     $ 25,030,725
Inc.

HOUSEHOLD PRODUCTS - 0.6%

Avon Products, Inc.               196,700                      5,716,594

Clorox Co.                        463,366                      15,059,395

Colgate-Palmolive Co.             223,400                      12,594,175

Estee Lauder Companies, Inc.      91,300                       4,570,706

Procter & Gamble Co.              102,300                      5,754,375

                                                               43,695,245

TOBACCO - 0.3%

Philip Morris Companies, Inc.     856,800                      18,099,900

TOTAL NONDURABLES                                              86,825,870

RETAIL & WHOLESALE - 5.2%

APPAREL STORES - 0.7%

Abercrombie & Fitch Co.           949,900                      15,198,400
Class A (a)

Gap, Inc.                         290,100                      14,450,606

The Limited, Inc.                 323,400                      13,623,225

                                                               43,272,231

DRUG STORES - 0.1%

CVS Corp.                         150,300                      5,645,644

GENERAL MERCHANDISE STORES -
2.7%

Costco Wholesale Corp. (a)        755,200                      39,695,200

Kohls Corp. (a)                   167,000                      17,117,500

Nordstrom, Inc.                   323,300                      9,537,350

Target Corp.                      579,000                      43,280,250

Wal Mart de Mexico SA de CV       4,883,000                    11,846,050
Series V (a)

Wal-Mart Stores, Inc.             950,800                      52,769,400

                                                               174,245,750

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Home Depot, Inc.                  1,530,850                    98,739,825

Staples, Inc. (a)                 616,600                      12,332,000

Webvan Group, Inc.                244,100                      1,876,519

                                                               112,948,344

TOTAL RETAIL & WHOLESALE                                       336,111,969



                                 SHARES                       VALUE (NOTE 1)

SERVICES - 1.8%

ADVERTISING - 1.3%

DoubleClick, Inc. (a)             95,800                      $ 8,969,275

Omnicom Group, Inc.               824,300                      77,020,531

                                                               85,989,806

LEASING & RENTAL - 0.1%

Marubeni Corp.                    2,147,000                    8,084,544

SERVICES - 0.4%

Ecolab, Inc.                      633,239                      23,231,956

Gartner Group, Inc. Class B       38,966                       518,735
(a)

                                                               23,750,691

TOTAL SERVICES                                                 117,825,041

TECHNOLOGY - 37.0%

COMMUNICATIONS EQUIPMENT -
10.1%

ADC Telecommunications, Inc.      667,600                      35,966,950
(a)

Cabletron Systems, Inc. (a)       472,600                      13,853,088

Ciena Corp. (a)                   38,500                       4,855,813

Cisco Systems, Inc. (a)           3,247,400                    251,064,613

Comverse Technology, Inc. (a)     67,700                       12,795,300

Jabil Circuit, Inc. (a)           272,400                      11,781,300

Lucent Technologies, Inc.         1,361,595                    82,716,896

Marconi PLC                       326                          3,890

NEC Corp.                         581,000                      17,128,972

Nokia AB sponsored ADR            590,300                      128,242,675

Nortel Networks Corp.             238,000                      29,907,049

Telefonaktiebolaget LM            716,400                      67,207,275
Ericsson sponsored ADR

Tellabs, Inc. (a)                 91,400                       5,756,772

                                                               661,280,593

COMPUTER SERVICES & SOFTWARE
- 10.2%

America Online, Inc. (a)          1,117,900                    75,178,775

Automatic Data Processing,        40,900                       1,973,425
Inc.

BEA Systems, Inc. (a)             208,200                      15,276,675

CMGI, Inc. (a)                    137,100                      15,535,144

Computer Sciences Corp. (a)       211,000                      16,695,375

Covad Communications Group,       120,700                      8,750,750
Inc. (a)

Electronic Data Systems Corp.     117,800                      7,561,288

Exodus Communications, Inc.       241,300                      33,902,650
(a)

Fujitsu Ltd.                      903,000                      27,676,479

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Healtheon/Web Maryland Corp.      565,870                     $ 13,015,010
(a)

IMS Health, Inc.                  60,600                       1,026,413

Intuit, Inc. (a)                  771,800                      41,966,625

Microsoft Corp. (a)               1,575,700                    167,418,125

Novell, Inc. (a)                  313,400                      8,971,075

Oracle Corp. (a)                  1,140,000                    88,991,250

Phone.com, Inc.                   19,400                       3,164,625

Software.com, Inc.                121,100                      15,606,763

Trans Cosmos, Inc.                30,000                       8,465,094

Unisys Corp. (a)                  1,486,545                    37,906,898

VERITAS Software Corp. (a)        35,700                       4,676,700

Vignette Corp.                    47,100                       7,547,775

Yahoo Japan Corp.                 36                           21,822,428

Yahoo!, Inc. (a)                  254,500                      43,614,938

                                                               666,744,280

COMPUTERS & OFFICE EQUIPMENT
- 6.8%

Apple Computer, Inc. (a)          235,300                      31,956,681

Dell Computer Corp. (a)           668,200                      36,041,038

EMC Corp. (a)                     721,100                      90,137,500

International Business            252,000                      29,736,000
Machines Corp.

Juniper Networks, Inc.            13,300                       3,505,381

Lexmark International Group,      312,200                      33,015,150
Inc. Class A (a)

Pitney Bowes, Inc.                544,700                      24,341,281

SCI Systems, Inc. (a)             1,546,200                    83,204,888

Softbank Corp.                    22,500                       20,031,623

Sun Microsystems, Inc. (a)        974,000                      91,266,844

                                                               443,236,386

ELECTRONIC INSTRUMENTS - 0.8%

Applied Materials, Inc. (a)       240,200                      22,638,850

KLA-Tencor Corp. (a)              201,400                      16,967,950

PE Corp. - Biosystems Group       85,000                       8,202,500

                                                               47,809,300

ELECTRONICS - 9.1%

Altera Corp. (a)                  171,800                      15,333,150

Analog Devices, Inc. (a)          752,600                      60,631,338

Broadcom Corp. Class A (a)        70,400                       17,098,400

Conexant Systems, Inc. (a)        231,600                      16,443,600



                                 SHARES                       VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

DII Group, Inc. (a)               278,100                     $ 31,442,681

Flextronics International         133,200                      9,382,275
Ltd. (a)

Inktomi Corp. (a)                 143,600                      28,002,000

Intel Corp.                       63,500                       8,378,031

Micron Technology, Inc. (a)       99,500                       12,537,000

Motorola, Inc.                    350,900                      49,959,388

Samsung Electronics Co. Ltd.      172,330                      52,233,043

Sanmina Corp. (a)                 728,600                      49,226,038

Solectron Corp. (a)               857,784                      34,364,972

Texas Instruments, Inc.           909,700                      145,552,000

Tyco International Ltd.           1,000,600                    49,904,925

Xilinx, Inc. (a)                  170,500                      14,119,531

                                                               594,608,372

TOTAL TECHNOLOGY                                               2,413,678,931

UTILITIES - 11.8%

CELLULAR - 8.0%

ALLTEL Corp.                      50,800                       3,203,575

China Telecom (Hong Kong)         6,053,300                    53,647,374
Ltd. (a)

Hikari Tsushin, Inc.              7,900                        4,904,111

Nextel Communications, Inc.       421,100                      62,428,075
Class A (a)

NTT Mobile Communication          686                          28,100,804
Network, Inc.

QUALCOMM, Inc. (a)                348,200                      51,990,613

Sprint Corp. - PCS Group          1,137,100                    74,266,844
Series 1 (a)

Vodafone AirTouch PLC             15,260,038                   84,788,673

Vodafone AirTouch PLC             1,436,800                    79,832,200
sponsored ADR

VoiceStream Wireless Corp. (a)    604,400                      77,854,275

                                                               521,016,544

ELECTRIC UTILITY - 0.5%

AES Corp. (a)                     444,100                      34,972,875

GAS - 0.4%

Dynegy, Inc. Class A              423,702                      26,587,301

TELEPHONE SERVICES - 2.9%

Allegiance Telecom, Inc. (a)      384,450                      30,996,281

Level 3 Communications, Inc.      192,100                      20,314,575
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

McLeodUSA, Inc. Class A (a)       406,000                     $ 34,433,875

Metromedia Fiber Network,         132,300                      12,800,025
Inc. Class A (a)

NEXTLINK Communications, Inc.     305,600                      37,798,900
Class A (a)

Telefonica SA sponsored ADR       264,300                      19,723,388

Telefonos de Mexico SA de CV      502,800                      33,687,600
Series L sponsored ADR

                                                               189,754,644

TOTAL UTILITIES                                                772,331,364

TOTAL COMMON STOCKS                                            6,267,159,608
(Cost $4,081,586,709)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Cox Communications, Inc.          59,800                       7,131,150
$6.858 PRIZES

UnitedGlobalCom, Inc. $3.50       96,800                       6,461,400

                                                               13,592,550

UTILITIES - 0.1%

ELECTRIC UTILITY - 0.1%

Alliant Energy Resources,         92,200                       7,813,950
Inc. $4.91 (c)

TOTAL CONVERTIBLE PREFERRED                                    21,406,500
STOCKS
(Cost $16,794,852)


CORPORATE BONDS - 1.2%

MOODY'S RATINGS  (UNAUDITED)                 PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.2%

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd.           Baa3       $ 19,620,000                   $ 14,126,400
liquid yield option notes 0%
12/14/18 (c)

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.6%

Liberty Media Corp.:

3.75% 2/15/30 (c)                 Baa3        16,020,000                     18,663,300

4% 11/15/29 (c)                   Baa3        4,330,000                      6,727,738

4% 11/15/29                       Baa3        6,100,000                      9,462,625

                                                                             34,853,663

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Digital Island, Inc.  6%          -           5,890,000                      4,126,681
2/15/05

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       B1          11,780,000                     14,018,200
5.25% 1/15/10 (c)

TELEPHONE SERVICES - 0.1%

Level 3 Communications, Inc.      Caa1        7,070,000                      7,061,163
6% 3/15/10

TOTAL UTILITIES                                                              21,079,363

TOTAL CONVERTIBLE BONDS                                                      74,186,107

NONCONVERTIBLE BONDS - 0.0%

AEROSPACE & DEFENSE - 0.0%

British Aerospace PLC 7.45%       -     GBP   97,901                         152,842
11/30/03

TOTAL CORPORATE BONDS                                                        74,338,949
(Cost $62,816,001)


CASH EQUIVALENTS - 2.9%

                                SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund,       190,281,672                   $ 190,281,672
5.85% (b) (Cost $190,281,672)

TOTAL INVESTMENT PORTFOLIO -                                    6,553,186,729
100.4%
(Cost $4,351,479,234)

NET OTHER ASSETS - (0.4)%                                       (25,575,381)

NET ASSETS - 100%                                              $ 6,527,611,348

CURRENCY ABBREVIATIONS

GBP                          -   British pound

SECURITY TYPE ABBREVIATIONS

PRIZES                       -   Participating Redeemable
                                 Indexed Zero-Premium
                                 Exchangeable Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,349,588 or 0.9% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     83.2%

Japan                         5.4

United Kingdom                2.7

Finland                       2.0

Hong Kong                     1.4

Sweden                        1.3

Netherlands                   1.1

Others (individually less     2.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $4,366,076,341. Net unrealized appreciation aggregated $2,187,110,388, of which $2,364,771,749 related to appreciated investment securities and $177,661,361 related to depreciated investment securities.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 6,553,186,729
value (cost $4,351,479,234)
- See accompanying schedule

Cash                                          158,851

Receivable for investments                    59,854,703
sold

Receivable for fund shares                    594,235
sold

Dividends receivable                          3,632,906

Interest receivable                           2,161,579

Other receivables                             157,420

 TOTAL ASSETS                                 6,619,746,423

LIABILITIES

Payable for investments        $ 28,575,784
purchased

Payable for fund shares         3,241,487
redeemed

Accrued management fee          3,073,837

Distribution fees payable       1,620

Other payables and accrued      971,747
expenses

Collateral on securities        56,270,600
loaned, at value

 TOTAL LIABILITIES                            92,135,075

NET ASSETS                                   $ 6,527,611,348

Net Assets consist of:

Paid in capital                              $ 4,165,514,207

Undistributed net investment                  9,378,238
income

Accumulated undistributed net                 150,959,606
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,201,759,297
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 6,527,611,348

CLASS O:  NET ASSET VALUE,                    $16.81
offering price and
redemption price per share
($6,518,950,819 (divided by)
387,687,030 shares)

CLASS N:  NET ASSET VALUE,                    $16.69
offering price and
redemption price per share
($8,660,529 (divided by)
519,002 shares)

STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED MARCH 31,
                                             2000 (UNAUDITED)

INVESTMENT INCOME                                $ 18,717,242
Dividends

Interest                                          6,924,743

Security lending                                  616,999

 TOTAL INCOME                                     26,258,984

EXPENSES

Management fee Basic fee         $ 17,133,900

 Performance adjustment           (1,329,807)

Transfer agent fees               145,109

Distribution fees                 5,529

Accounting and security           423,879
lending fees

Non-interested trustees'          13,325
compensation

Custodian fees and expenses       178,642

Registration fees                 18,259

Audit                             22,940

Legal                             28,865

Miscellaneous                     70,835

 Total expenses before            16,711,476
reductions

 Expense reductions               (517,510)       16,193,966

NET INVESTMENT INCOME                             10,065,018

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            175,533,555

 Foreign currency transactions    85,641          175,619,196

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,142,169,831

 Assets and liabilities in        55,848          1,142,225,679
foreign currencies

NET GAIN (LOSS)                                   1,317,844,875

NET INCREASE (DECREASE) IN                       $ 1,327,909,893
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 10,065,018                $ 40,217,501
income

 Net realized gain (loss)       175,619,196                 514,603,714

 Change in net unrealized       1,142,225,679               644,423,653
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,327,909,893               1,199,244,868
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (39,209,992)                (34,149,944)
From net investment income

 From net realized gain         (509,476,717)               (864,396,346)

 TOTAL DISTRIBUTIONS            (548,686,709)               (898,546,290)

Share transactions - net        520,560,963                 957,719,512
increase (decrease)

  TOTAL INCREASE (DECREASE)     1,299,784,147               1,258,418,090
IN NET ASSETS

NET ASSETS

 Beginning of period            5,227,827,201               3,969,409,111

 End of period (including      $ 6,527,611,348             $ 5,227,827,201
undistributed net investment
income of $9,378,238 and
$39,810,345, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

                                                             YEARS ENDED SEPTEMBER 30,


                                 SIX MONTHS ENDED MARCH 31,  1999                    1998         1997         1996 F
                                 2000 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.76                     $ 14.07                 $ 14.40      $ 11.61      $ 10.57
period

Income from Investment
Operations

Net investment income             .03 D                       .12 D                   .18 D        .27 D        .24

Net realized and unrealized       3.56                        3.73                    .71          3.52         1.34
gain (loss)

Total from investment             3.59                        3.85                    .89          3.79         1.58
operations

Less Distributions

From net investment income        (.11)                       (.12)                   (.25)        (.25)        (.22)

From net realized gain            (1.43)                      (3.04)                  (.97)        (.75)        (.32)

 Total distributions              (1.54)                      (3.16)                  (1.22)       (1.00)       (.54)

Net asset value, end of period   $ 16.81                     $ 14.76                 $ 14.07      $ 14.40      $ 11.61

TOTAL RETURN B, C                 25.31%                      30.06%                  6.64%        34.72%       15.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,518,951                 $ 5,226,303             $ 3,969,409  $ 3,609,144  $ 2,538,407
(000 omitted)

Ratio of expenses to average      .56% A                      .48%                    .48%         .54%         .78%
net assets

Ratio of expenses to average      .54% A, E                   .47% E                  .48%         .53% E       .78%
net assets after  expense
reductions

Ratio of net investment           .34% A                      .79%                    1.23%        2.11%        2.38%
income to average net assets

Portfolio turnover                92% A                       77%                     106%         35%          37%



FINANCIAL HIGHLIGHTS - CLASS O

                                 YEARS ENDED SEPTEMBER 30,

                                 1995 F


SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.52
period

Income from Investment
Operations

Net investment income             .22

Net realized and unrealized       1.99
gain (loss)

Total from investment             2.21
operations

Less Distributions

From net investment income        (.17)

From net realized gain            (.99)

 Total distributions              (1.16)

Net asset value, end of period   $ 10.57

TOTAL RETURN B, C                 26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,031,762
(000 omitted)

Ratio of expenses to average      .80%
net assets

Ratio of expenses to average      .80%
net assets after  expense
reductions

Ratio of net investment           2.33%
income to average net assets

Portfolio turnover                52%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID
JUNE 21, 1996.

FINANCIAL HIGHLIGHTS - CLASS N

                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30,
                                 2000 (UNAUDITED)            1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.72                     $ 15.35
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                       (.00)

Net realized and unrealized       3.52                        (.63) G
gain (loss)

Total from investment             3.50                        (.63)
operations

Less Distributions

From net investment income        (.10)                       -

From net realized gain            (1.43)                      -

Total distributions               (1.53)                      -

Net asset value, end of period   $ 16.69                     $ 14.72

TOTAL RETURN B, C                 24.74%                      (4.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,661                     $ 1,524
(000 omitted)

Ratio of expenses to average      1.43% A                     1.35% A
net assets

Ratio of expenses to average      1.42% A, F                  1.33% A,F
net assets after expense
reductions

Ratio of net investment           (.54)% A                    (.07)% A
income to average net assets

Portfolio turnover                92% A                       77%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Effective the close of business on December 15, 1999, Class O of each fund was closed to new accounts. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution and transfer agent expenses, and expense reductions. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans:
Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Deferred Compensation Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. Each fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $6,937,537,408 and $6,944,072,146, respectively, of which U.S. government and government agency obligations aggregated $0 and $513,842,688, respectively.

Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $2,815,542,734 and $2,637,442,807, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rates are .17% and .30 % for Destiny I and Destiny II, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of
 .26% and .53%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999 each fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the funds.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan for Class N of each fund. During the period, Class N of each fund paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annualized rate of .25% of its average net assets pursuant to the Distribution and Service Plan. For the period, the following amounts were paid to FDC:

            PAID TO FDC

Destiny I   $ 706

Destiny II  $ 5,529

TRANSFER AGENT FEES. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to
FSC:

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

Destiny I

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 228,521  .01*

CLASS N    1,742     .61 *

          $ 230,263

Destiny II

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 130,947  .00*

CLASS N    14,162    .63 *

          $ 145,109

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $246,673 and $85,000, respectively for the period.

5. SECURITY LENDING.

The funds lend portfolio securities from time to time in order to earn additional income. Each fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $29,978,338 and $54,123,006 for Destiny I and Destiny II, respectively. Destiny I and Destiny II received cash collateral of $31,452,800 and $56,270,600, respectively, which was invested in the Taxable Central Cash Fund.

6. BANK BORROWINGS.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I, the average daily loan balance during the period for which the loan was outstanding amounted to $6,895,000. The weighted average interest rate was 5.9%. For Destiny II, there were no loans during the period.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $795,799 and $508,440 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each fund's custodian fees were reduced by $2,009 and $725 for Destiny I and Destiny II, respectively under the custodian arrangement. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I

          TRANSFER AGENT CREDITS

CLASS O   $ 9,401

Destiny II

          TRANSFER AGENT CREDITS

CLASS O   $ 8,345

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

Destiny I

                            SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30, 1999 A

FROM NET INVESTMENT INCOME

Class O                     $ 114,843,907                    $ 105,484,207

Class N                      6,070                            -

Total                       $ 114,849,977                    $ 150,484,207

FROM NET REALIZED GAIN

Class O                     $ 897,861,180                    $ 544,915,685

Class N                      55,890                           -

Total                       $ 897,917,070                    $ 544,915,685

                            $ 1,012,767,047                  $ 650,399,892

Destiny II

                            SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30, 1999 A

FROM NET INVESTMENT INCOME

Class O                     $ 39,182,723                     $ 34,149,944

Class N                      27,269                           -

Total                       $ 39,209,992                     $ 34,149,944

FROM NET REALIZED GAIN

Class O                     $ 509,166,630                    $ 864,396,346

Class N                      310,087                          -

Total                       $ 509,476,717                    $ 864,396,346

                            $ 548,686,709                    $ 898,546,290


A DISTRIBUTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO
SEPTEMBER 30, 1999.

9. SHARE TRANSACTIONS.

Transactions for each fund's class of shares for the periods are as follows:

Destiny I

                                SHARES                                                DOLLARS

                                SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30,  SIX MONTHS ENDED MARCH 31,

                                2000                        1999 A                    2000



CLASS O Shares sold              5,978,542                   9,223,182                $ 153,976,837

Reinvestment of distributions    36,918,568                  22,671,053                880,877,026

Shares redeemed                  (17,661,156)                (21,478,357)              (435,488,098)

Net increase (decrease)          25,235,954                  10,415,878               $ 599,365,765

CLASS N Shares sold              35,282                      9,786                    $ 847,844

Reinvestment of distributions    2,601                       -                         61,912

Shares redeemed                  (384)                       (114)                     (9,061)

Net increase (decrease)          37,499                      9,672                    $ 900,695



                                DOLLARS

                                YEAR ENDED SEPTEMBER 30,

                                1999 A



CLASS O Shares sold             $ 248,764,091

Reinvestment of distributions    575,618,075

Shares redeemed                  (584,597,461)

Net increase (decrease)         $ 239,784,705

CLASS N Shares sold             $ 272,403

Reinvestment of distributions    -

Shares redeemed                  (3,198)

Net increase (decrease)         $ 269,205



Destiny II

                                SHARES                                                DOLLARS

                                SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30,  SIX MONTHS ENDED MARCH 31,

                                2000                        1999 A                    2000



CLASS O Shares sold              32,200,326                  42,363,720               $ 505,121,825

Reinvestment of distributions    34,358,830                  66,407,354                527,406,144

Shares redeemed                  (32,851,697)                (36,859,021)              (518,506,094)

Net increase (decrease)          33,707,459                  71,912,053               $ 514,021,875

CLASS N Shares sold              411,930                     105,039                  $ 6,496,352

Reinvestment of distributions    22,043                      -                         336,824

Shares redeemed                  (18,549)                    (1,461)                   (294,088)

Net increase (decrease)          415,424                     103,578                  $ 6,539,088



Destiny II

                                DOLLARS

                                YEAR ENDED SEPTEMBER 30,

                                1999 A



CLASS O Shares sold             $ 629,670,010

Reinvestment of distributions    875,248,918

Shares redeemed                  (548,780,811)

Net increase (decrease)         $ 956,138,117

CLASS N Shares sold             $ 1,603,569

Reinvestment of distributions    -

Shares redeemed                  (22,174)

Net increase (decrease)         $ 1,581,395


A SHARE TRANSACTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1999.




FIDELITY(registered trademark)
DESTINY
PORTFOLIOS:
DESTINY I - CLASS O
DESTINY II - CLASS O

Semiannual Report
March 31, 2000


Printed on recycled paper
6i-102148

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I - CLASS O
DESTINY II - CLASS O

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail P. Johnson, VICE PRESIDENT
Karen Firestone, VICE PRESIDENT (DESTINY I)
Beth Terrana, VICE PRESIDENT (DESTINY II)
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Boston, MA

                                                       DES-SANN-0500
                                                        1.702317.102
6i

* INDEPENDENT  TRUSTEES


CONTENTS


SEMIANNUAL REPORT
PERFORMANCE             2   How the funds have done over
                            time.

FUND TALK               5   The managers' review of the
                            funds' performance,
                            strategy and outlook.

INVESTMENT CHANGES      11  A summary of major shifts in
                            the funds' investments  over
                            the past six months.

DESTINY I

 INVESTMENTS            12  A complete list of the fund's
                            investments  with their
                            market values.

 FINANCIAL STATEMENTS   17  Statements of assets and
                            liabilities, operations, and
                             changes in net assets, as
                            well as financial highlights.

DESTINY II

 INVESTMENTS            22  A complete list of the fund's
                            investments  with their
                            market values.

 FINANCIAL STATEMENTS   28  Statements of assets and
                            liabilities, operations, and
                             changes in net assets, as
                            well as financial highlights.

NOTES                   33  Notes to the financial
                            statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT IS PRINTED ON RECYCLED PAPER USING SOY-BASED INKS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FIDELITY DESTINY PORTFOLIOS: DESTINY I: CLASS O

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny I - CL O            S&P 500
             00006                       SP001
  1990/03/31      10000.00                    10000.00
  1990/04/30       9676.20                     9750.00
  1990/05/31      10745.48                    10700.63
  1990/06/30      10722.89                    10627.86
  1990/07/31      10421.69                    10593.85
  1990/08/31       9354.48                     9636.17
  1990/09/30       8724.02                     9166.89
  1990/10/31       8660.97                     9127.47
  1990/11/30       9401.76                     9717.10
  1990/12/31       9874.61                     9988.21
  1991/01/31      10938.51                    10423.70
  1991/02/28      11695.07                    11168.99
  1991/03/31      11970.89                    11439.28
  1991/04/30      12120.63                    11466.73
  1991/05/31      12845.66                    11962.10
  1991/06/30      12002.42                    11414.23
  1991/07/31      12798.38                    11946.14
  1991/08/31      13232.59                    12229.26
  1991/09/30      13009.43                    12025.03
  1991/10/31      12951.57                    12186.17
  1991/11/30      12158.11                    11695.06
  1991/12/31      13717.90                    13032.98
  1992/01/31      13866.16                    12790.57
  1992/02/29      14371.97                    12956.84
  1992/03/31      14049.30                    12704.18
  1992/04/30      14555.11                    13077.69
  1992/05/31      14677.20                    13141.77
  1992/06/30      14424.29                    12945.96
  1992/07/31      15008.59                    13475.45
  1992/08/31      14610.68                    13199.20
  1992/09/30      14757.87                    13354.95
  1992/10/31      14669.56                    13401.69
  1992/11/30      15376.05                    13858.69
  1992/12/31      15796.48                    14029.15
  1993/01/31      16284.28                    14147.00
  1993/02/28      16336.18                    14339.40
  1993/03/31      17145.72                    14641.96
  1993/04/30      17249.51                    14287.62
  1993/05/31      17737.31                    14670.53
  1993/06/30      17872.24                    14713.07
  1993/07/31      18100.57                    14654.22
  1993/08/31      18724.14                    15209.62
  1993/09/30      18724.14                    15092.50
  1993/10/31      19412.69                    15404.92
  1993/11/30      19290.53                    15258.57
  1993/12/31      19969.76                    15443.20
  1994/01/31      21240.89                    15968.27
  1994/02/28      20920.13                    15535.53
  1994/03/31      19934.12                    14858.18
  1994/04/30      20528.11                    15048.36
  1994/05/31      20682.54                    15295.16
  1994/06/30      20100.44                    14920.43
  1994/07/31      20765.70                    15409.82
  1994/08/31      21704.19                    16041.62
  1994/09/30      21027.05                    15648.60
  1994/10/31      21490.36                    16000.69
  1994/11/30      20753.82                    15417.95
  1994/12/31      20854.29                    15646.60
  1995/01/31      21054.12                    16052.31
  1995/02/28      21767.82                    16677.87
  1995/03/31      22381.60                    17170.03
  1995/04/30      23223.77                    17675.69
  1995/05/31      24308.59                    18382.19
  1995/06/30      25136.48                    18809.21
  1995/07/31      26035.74                    19432.92
  1995/08/31      26264.13                    19481.70
  1995/09/30      26806.54                    20303.82
  1995/10/31      27020.65                    20231.34
  1995/11/30      27791.44                    21119.50
  1995/12/31      28559.99                    21526.26
  1996/01/31      29093.40                    22259.01
  1996/02/29      28986.72                    22465.35
  1996/03/31      28910.52                    22681.69
  1996/04/30      29459.16                    23016.02
  1996/05/31      30099.25                    23609.60
  1996/06/30      30312.61                    23699.56
  1996/07/31      29382.96                    22652.51
  1996/08/31      29626.80                    23130.25
  1996/09/30      31105.09                    24432.02
  1996/10/31      32293.82                    25105.86
  1996/11/30      34747.48                    27003.61
  1996/12/31      33856.63                    26468.67
  1997/01/31      35513.12                    28122.43
  1997/02/28      35834.28                    28342.91
  1997/03/31      33991.86                    27178.30
  1997/04/30      35699.05                    28800.84
  1997/05/31      37997.86                    30554.24
  1997/06/30      39214.87                    31923.07
  1997/07/31      42189.79                    34463.19
  1997/08/31      40668.52                    32532.56
  1997/09/30      42392.63                    34314.37
  1997/10/31      41530.58                    33168.27
  1997/11/30      43034.94                    34703.63
  1997/12/31      44326.62                    35299.49
  1998/01/31      44495.37                    35689.90
  1998/02/28      47364.23                    38263.86
  1998/03/31      48901.78                    40223.35
  1998/04/30      48808.03                    40628.00
  1998/05/31      48395.51                    39929.60
  1998/06/30      49633.06                    41551.54
  1998/07/31      49801.82                    41109.02
  1998/08/31      43332.83                    35165.48
  1998/09/30      46089.18                    37418.18
  1998/10/31      49614.31                    40461.77
  1998/11/30      52783.17                    42914.16
  1998/12/31      55687.90                    45386.87
  1999/01/31      56225.15                    47284.95
  1999/02/28      53621.56                    45815.34
  1999/03/31      55006.01                    47648.41
  1999/04/30      57361.64                    49493.83
  1999/05/31      57010.36                    48325.28
  1999/06/30      59531.30                    51007.33
  1999/07/31      58208.84                    49414.89
  1999/08/31      56762.40                    49170.28
  1999/09/30      54840.70                    47822.52
  1999/10/31      56989.70                    50848.73
  1999/11/30      57051.69                    51882.49
  1999/12/31      58449.42                    54938.37
  2000/01/31      54173.22                    52178.26
  2000/02/29      55398.43                    51190.53
  2000/03/31      56455.47                    56198.50
IMATRL PRASUN   SHR__CHT 20000331 20000410 163209 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I: Class O on March 31, 1990. As the chart shows, by March 31, 2000, the value of the investment would have grown to $56,455 - a 464.55% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,198 - a 461.98% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY I: CL O                 2.94%          2.64%        152.24%       464.55%

S&P 500                         17.51%         17.94%       227.31%       461.98%

Lipper Growth Funds Average     29.97%         32.16%       213.63%       423.04%


AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY I: CL O                 2.64%        20.33%        18.90%

$50/month 15-Year Plan          -50.94%      15.99%        17.34%

S&P 500                         17.94%       26.76%        18.84%

Lipper Growth  Funds Average    32.16%       24.90%        17.43%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page 4.*

FIDELITY DESTINY PORTFOLIOS: DESTINY II: CLASS O

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny II - CL O           S&P 500
             00306                       SP001
  1990/03/31      10000.00                    10000.00
  1990/04/30       9692.47                     9750.00
  1990/05/31      10799.59                    10700.63
  1990/06/30      10820.09                    10627.86
  1990/07/31      10435.67                    10593.85
  1990/08/31       9306.57                     9636.17
  1990/09/30       8611.97                     9166.89
  1990/10/31       8549.30                     9127.47
  1990/11/30       9426.68                     9717.10
  1990/12/31       9987.57                     9988.21
  1991/01/31      11109.00                    10423.70
  1991/02/28      11977.72                    11168.99
  1991/03/31      12356.79                    11439.28
  1991/04/30      12598.98                    11466.73
  1991/05/31      13315.01                    11962.10
  1991/06/30      12372.59                    11414.23
  1991/07/31      13241.30                    11946.14
  1991/08/31      13761.61                    12229.26
  1991/09/30      13526.61                    12025.03
  1991/10/31      13469.30                    12186.17
  1991/11/30      12598.09                    11695.06
  1991/12/31      14124.85                    13032.98
  1992/01/31      14396.95                    12790.57
  1992/02/29      15001.61                    12956.84
  1992/03/31      14542.07                    12704.18
  1992/04/30      15031.84                    13077.69
  1992/05/31      15261.61                    13141.77
  1992/06/30      14923.00                    12945.96
  1992/07/31      15521.62                    13475.45
  1992/08/31      15071.30                    13199.20
  1992/09/30      15117.81                    13354.95
  1992/10/31      15111.17                    13401.69
  1992/11/30      15868.72                    13858.69
  1992/12/31      16311.87                    14029.15
  1993/01/31      16875.07                    14147.00
  1993/02/28      16916.79                    14339.40
  1993/03/31      17626.00                    14641.96
  1993/04/30      17626.00                    14287.62
  1993/05/31      18237.87                    14670.53
  1993/06/30      18397.79                    14713.07
  1993/07/31      18571.61                    14654.22
  1993/08/31      19253.62                    15209.62
  1993/09/30      19304.27                    15092.50
  1993/10/31      20027.81                    15404.92
  1993/11/30      19948.22                    15258.57
  1993/12/31      20684.46                    15443.20
  1994/01/31      21987.24                    15968.27
  1994/02/28      21720.59                    15535.53
  1994/03/31      20661.60                    14858.18
  1994/04/30      21278.71                    15048.36
  1994/05/31      21431.08                    15295.16
  1994/06/30      20798.74                    14920.43
  1994/07/31      21476.79                    15409.82
  1994/08/31      22459.59                    16041.62
  1994/09/30      21751.06                    15648.60
  1994/10/31      22223.41                    16000.69
  1994/11/30      21514.88                    15417.95
  1994/12/31      21610.66                    15646.60
  1995/01/31      21837.04                    16052.31
  1995/02/28      22551.01                    16677.87
  1995/03/31      23160.50                    17170.03
  1995/04/30      24005.07                    17675.69
  1995/05/31      25084.74                    18382.19
  1995/06/30      25929.31                    18809.21
  1995/07/31      26817.42                    19432.92
  1995/08/31      27052.51                    19481.70
  1995/09/30      27618.46                    20303.82
  1995/10/31      27844.84                    20231.34
  1995/11/30      28602.34                    21119.50
  1995/12/31      29381.94                    21526.26
  1996/01/31      29931.13                    22259.01
  1996/02/29      29802.99                    22465.35
  1996/03/31      29702.30                    22681.69
  1996/04/30      30251.50                    23016.02
  1996/05/31      30883.07                    23609.60
  1996/06/30      31084.44                    23699.56
  1996/07/31      30178.27                    22652.51
  1996/08/31      30425.41                    23130.25
  1996/09/30      31880.77                    24432.02
  1996/10/31      33034.08                    25105.86
  1996/11/30      35532.92                    27003.61
  1996/12/31      34629.12                    26468.67
  1997/01/31      36269.60                    28122.43
  1997/02/28      36657.35                    28342.91
  1997/03/31      34808.08                    27178.30
  1997/04/30      36448.56                    28800.84
  1997/05/31      38715.41                    30554.24
  1997/06/30      39878.67                    31923.07
  1997/07/31      42831.54                    34463.19
  1997/08/31      41250.71                    32532.56
  1997/09/30      42950.84                    34314.37
  1997/10/31      42085.86                    33168.27
  1997/11/30      43636.86                    34703.63
  1997/12/31      44893.04                    35299.49
  1998/01/31      45055.81                    35689.90
  1998/02/28      48050.85                    38263.86
  1998/03/31      49580.93                    40223.35
  1998/04/30      49320.49                    40628.00
  1998/05/31      48701.95                    39929.60
  1998/06/30      51404.00                    41551.54
  1998/07/31      51827.21                    41109.02
  1998/08/31      43818.73                    35165.48
  1998/09/30      45804.57                    37418.18
  1998/10/31      49385.60                    40461.77
  1998/11/30      52706.19                    42914.16
  1998/12/31      57513.03                    45386.87
  1999/01/31      59571.39                    47284.95
  1999/02/28      58078.07                    45815.34
  1999/03/31      60580.39                    47648.41
  1999/04/30      61952.63                    49493.83
  1999/05/31      60217.15                    48325.28
  1999/06/30      63688.11                    51007.33
  1999/07/31      61831.55                    49414.89
  1999/08/31      60983.99                    49170.28
  1999/09/30      59571.39                    47822.52
  1999/10/31      62235.15                    50848.73
  1999/11/30      64939.28                    51882.49
  1999/12/31      72120.49                    54938.37
  2000/01/31      68789.81                    52178.26
  2000/02/29      71276.72                    51190.53
  2000/03/31      74651.82                    56198.50
IMATRL PRASUN   SHR__CHT 20000331 20000501 090100 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II: Class O on March 31, 1990. As the chart shows, by March 31, 2000, the value of the investment would have grown to $74,652 - a 646.52% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,198 - a 461.98% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY II: CL O                25.31%         23.23%       222.32%       646.52%

S&P 500                         17.51%         17.94%       227.31%       461.98%

Lipper Growth Funds Average     29.97%         32.16%       213.63%       423.04%


AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  MARCH 31, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY II: CL O                23.23%       26.37%        22.27%

$50/month 15-Year Plan          -41.06%      21.83%        20.67%

S&P 500                         17.94%       26.76%        18.84%

Lipper Growth Funds Average     32.16%       24.90%        17.43%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page 4.*

FIDELITY DESTINY PORTFOLIOS: DESTINY I & II: CLASS O

PERFORMANCE: THE BOTTOM LINE


To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,333 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below.

Destiny I: Class O

*THE LIPPER LARGE CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MARCH 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP VALUE FUNDS AVERAGE WERE, 9.84%, 9.37%, 154.02%, AND 325.27%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 9.37%, 20.30%, AND 15.41%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE WERE, 24.36%, 24.31%, 214.69%, AND 427.31%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 24.31%, 25.21%, AND 17.70%, RESPECTIVELY.

Destiny II: Class O

*THE LIPPER LARGE CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MARCH 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP CORE FUNDS AVERAGE WERE, 21.66%, 21.70%, 199.85%, AND 393.33%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 21.70%, 24.42%, AND 17.13%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE WERE, 24.36%, 24.31%, 214.69%, AND 427.31%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 24.31%, 25.21%, AND 17.70%, RESPECTIVELY.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Euphoria over technology stocks, perceived to be the driving forces behind the new economy, continued unabated during the majority of the six-month period ending March 31, 2000. Investors poured record amounts of new money into tech-nology sector mutual funds during the period, hoping to capture a percentage of the staggering growth seen in many Internet-related companies, even if they had yet to show profits. The high-octane boost provided by these technology issues helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap stocks engaged in building out the Internet infrastructure, in addition to many biotechnology companies trying to decode the human genetic structure, fueled a strong advance in the Russell 2000(Registered trademark) Index - a popular measure of small-cap stock performance - which rose
26.84%. Meanwhile, investors continued to shun industrial stocks and value-oriented stocks as the period progressed, particularly those in the financial and health care sectors. The increasing gulf between new economy stocks - as evidenced by the return of the NASDAQ index - and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a more modest 6.44%. The Standard & Poor's
500SM Index - a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(Registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a -2.62% loss in the NASDAQ index during the month.

(photograph of Karen Firestone)

NOTE TO SHAREHOLDERS: Karen Firestone became Portfolio Manager of
Destiny I on February 1, 2000.

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the six months that ended March 31, 2000, the fund's Class O shares returned 2.94%, trailing the Standard & Poor's 500 Index, which returned 17.51%. Fund performance also fell short of the growth funds average tracked by Lipper Inc., which delivered a 29.97% return during this same time frame. For the 12-month period that ended March 31, 2000, the fund's Class O shares' 2.64% return lagged the S&P 500 index and the Lipper peer group, which posted returns of 17.94% and 32.16%, respectively.

Q. WHAT WAS BEHIND THE FUND'S GENERALLY WEAK SHOWING OVER THE PAST SIX
MONTHS?

A. The fund's underweighting in technology relative to the index sealed its fate, as stocks in this sector jumped 50% or higher on average during the period. Our underexposure to names such as Oracle, Nortel and Intel proved particularly damaging to relative performance. Having out-of-benchmark interest in tech players such as LAM Research
- a maker of semiconductor processing equipment - and electronic products manufacturer SCI Systems helped, but we didn't hold enough of the winners in this space to allow us to keep pace with our tech-heavy peers throughout the period. The fund no longer held Nortel or SCI Systems at the close of the period. Our heavy stake in financial stocks such as Fannie Mae and FleetBoston also hurt returns, as rising short-term interest rates and declining investor interest in the sector drove share prices markedly lower.

Q. HOW WOULD YOU DESCRIBE YOUR INVESTMENT STYLE?

A. I'm very revenue-growth oriented. I'm certainly more product and sales growth driven than I am guided by cost-control, turnaround and restructuring stories. The fund's former manager, George Vanderheiden, to his credit, had a keen eye for restructuring situations that would emerge over the long term, calling it right countless times over his career. In contrast, I'd say my success has been tied more to short-term results over the next product cycle, or the next year for that matter. I'm a big believer in certain sectors of the market, such as health care and media and leisure, where I've seen growth work over the years. So, my bias has been and will continue to be toward growth, but I overlay some valuation parameters on it. I'm just not willing to pay any price for growth; there are constraints. Comparatively, I'd say that George's tolerance level was even lower than mine in that regard, which is perfectly reasonable. But, even though we share a similar aversion to inordinate risk, I'm willing to pay a little bit more for a stock if I feel that the growth is coming with it.

Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND ON FEBRUARY
1, 2000?

A. I boosted the fund's weighting in technology and communications stocks and scaled back on our exposure to financial and industrial issues. In so doing, I increased the overall capitalization and average price to earnings, or P/E ratio, of the portfolio, while scaling back the total number of stocks by about 25%. I didn't add tech stocks indiscriminately, however. Ever watchful of risk, I was careful to consider only those companies that I knew well and whose growth prospects I believed in. Cisco, Intel, Nokia and Lucent are good examples of the firms I invested in for their extremely favorable risk/return profiles. In an effort to further manage risk, I held on to some of the more stable, attractively priced financials with solid earnings growth, such as Fannie Mae, which I felt was underappreciated by the market.

Q. WHAT WAS YOUR STRATEGY IN TERMS OF MEDIA AND HEALTH CARE STOCKS?

A. Having spent a lot of time tracking media stocks, I've grown quite familiar with the industry and its cycles. We experienced a very strong advertising environment over the past year thanks to the Internet, something I expected to continue. So, I added the traditional media companies I thought were reasonably priced and in the best position to benefit from this trend, namely CBS, FOX and The New York Times. I also raised the fund's exposure to the world of cable and wireless, through firms such as Cox Communications and EchoStar, as plays on "new media" and the Net. Like my exposure to the media sector, I feel my years covering companies in the health care arena offered me an advantage picking stocks in this space. By establishing positions in the fastest-growing emerging markets within health care, such as biotechnology and genomics, we were able to effectively balance some of the industrial and value-type names that are traditional components of the fund. I felt it important that the fund have some exposure to the compelling growth stories found in names such as Human Genome and Immunex. I also felt that many of the large pharmaceutical stocks, many of which languished in 1999, still offered very consistent growth opportunities. There seemed to be a negative bias in the market last year toward the big drug companies, partly due to the impending election year - a nemesis for drug stocks
- and partly attributable to their association with the old economy image. So, although I added some of these stocks during the period, I don't intend to raise the fund's stake any further in this area until I feel sentiment is beginning to turn.

Q. WHICH STOCKS WORKED OUT WELL FOR THE FUND? WHICH DIDN'T?

A. Methode Electronics, a maker of electronic components and devices, jumped higher on strong earnings reports and the announcement of its intention to spin out its fiber-optics division. Other tech stocks that added meaningfully to performance included Texas Instruments, Juniper Networks, Metromedia Fiber Network and Altera. Home Depot was rewarded for beating the Street's earnings expectations by wide margins. Columbia/HCA Healthcare got a lift from rising admissions at the company's hospitals, although I sold it prior to period end. Looking downward, Philip Morris suffered from more bad news on the legal front in terms of tobacco litigation. Freddie Mac, Bank of America and MGIC Investment - a leading provider of private mortgage insurance - were caught in the downdraft that kept financial stocks grounded during the period. We didn't own Bank of America or MGIC Investment at the close of the period. The fund's stake in pharmaceutical giant Merck also detracted from returns.

Q. WHAT'S YOUR OUTLOOK?

A. I believe we'll continue to see volatility over the coming months, with a lot of rotation among the various segments of the market. To me, that emphasizes the importance of maintaining a balanced approach in the fund, which would allow us to be somewhat defensive and aggressive at the same time. When one side isn't working, the other side is and, in the core of the portfolio, you have what you feel strongly about and have conviction in over the long term. I will continue to think seriously about where I want to push the envelope on the growth extreme in terms of tech stocks. But my feeling right now is that in this unforgiving market environment that seems to be favoring the well-established, larger-cap tech stocks, I don't want to push too hard.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital growth

START DATE: July 10, 1970

SIZE: as of March 31, 2000, more than $6.7 billion

MANAGER: Karen Firestone, since February 2000;
manager, Fidelity Advisor Large Cap Stock Fund, since 1998; Fidelity Large Cap Stock Fund, since
1998; several Fidelity Select Portfolios, 1986-1997;
joined Fidelity in 1983

KAREN FIRESTONE ON THE CHALLENGES OF
FUND MANAGEMENT IN A MOMENTUM-DRIVEN
MARKET:

"The biggest challenge of managing through a heavily momentum-driven market is resisting the urge to dive in with all of the other fish and follow the trend. So, what I try to do is be early, to not worry about whether or not I'm selling a stock at the top, and to pay close attention to what valuation a company is selling for based on the earnings picture and the underlying fundamentals. Admittedly, it takes a lot of discipline and guts to sell when everything seems to be riding in your favor. You've got to mentally review whether you still want to be there when a stock is selling for 50 times revenue, and that's not an easy task.

"I'll avoid a stock for which I cannot create a model that justifies its value. I have to be able to show myself or have someone walk me through the story to prove that it warrants consideration.
The rationale can't be based solely on the fact that every other company in this space sells at that level. That makes no sense to me whatsoever. What does make some sense is if I can create a scenario in which a company's revenues and profits will grow over time so that its stock more than justifies the price. Only then will I be willing to buy it. But, until I hear a logical and rational explanation for doing so, I won't be willing to make the commitment."

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Euphoria over technology stocks, perceived to be the driving forces behind the new economy, continued unabated during the majority of the six-month period ending March 31, 2000. Investors poured record amounts of new money into tech-nology sector mutual funds during the period, hoping to capture a percentage of the staggering growth seen in many Internet-related companies, even if they had yet to show profits. The high-octane boost provided by these technology issues helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap stocks engaged in building out the Internet infrastructure, in addition to many biotechnology companies trying to decode the human genetic structure, fueled a strong advance in the Russell 2000(Registered trademark) Index - a popular measure of small-cap stock performance - which rose
26.84%. Meanwhile, investors continued to shun industrial stocks and value-oriented stocks as the period progressed, particularly those in the financial and health care sectors. The increasing gulf between new economy stocks - as evidenced by the return of the NASDAQ index - and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a more modest 6.44%. The Standard & Poor's
500SM Index - a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(Registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a -2.62% loss in the NASDAQ index during the month.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Destiny II

Q. HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS, BETH?

A. The fund performed extremely well relative to the Standard & Poor's 500 Index, but not quite as well as its growth fund peers. For the six-month period ending March 31, 2000, the fund's Class O shares returned 25.31%. This outdistanced the Standard & Poor's 500 Index, which returned 17.51%, but, as I mentioned, fell short of the growth funds average tracked by Lipper Inc., which gained 29.97% over the past six months. For the 12-month period ending March 31, 2000, the fund's Class O shares returned 23.23%, again outdistancing the S&P 500, which returned 17.94%, but trailing the growth funds average of 32.16%.

Q. WHAT WERE SOME OF THE FACTORS THAT CONTRIBUTED TO THE FUND'S
OUTPERFORMANCE OF THE S&P 500 INDEX DURING THE SIX-MONTH PERIOD?

A. Strong stock picking in utilities - more specifically, the wireless segment - was the largest contributor relative to the index. As mentioned in my report to shareholders six months ago, I felt the prospects for the wireless sector were very positive. At that point, the utilities category was only the sixth-largest sector weighting in the fund; by the end of this period, however, utilities was the second-largest sector weighting. Winners in that sector include Nokia, Motorola and China Telecom, which were among the strongest-performing stocks for the fund. Another significant contributor to performance was underweighting the poorly performing nondurables sector. Nondurables are extremely interest-rate sensitive and, by holding a roughly one-third market weighting in this sector, the fund was able to avoid most of the damage from the losses incurred by Procter & Gamble and Coca-Cola. The fund no longer held Coca-Cola at the end of the period. Some solid stock picks in the health care sector also benefited the fund. While health care struggled throughout much of 1999, pharmaceuticals in particular, the sector exhibited renewed signs of strength in the first quarter of 2000, primarily within the realm of biotechnology. Genentech, a leading biotechnology company that develops, manufactures and markets pharmaceuticals for a variety of medical needs, saw its stock price increase more than 100% during the course of the period and was one of the fund's best-performing stocks.

Q. OF COURSE, ONE CAN'T TALK ABOUT THE PAST SIX MONTHS WITHOUT SOME MENTION OF TECHNOLOGY. HOW DID THE FUND'S EXPOSURE TO THAT SECTOR
AFFECT PERFORMANCE?

A. Technology was a significant part of the fund, both in terms of performance and positioning. I increased the fund's technology sector dramatically during the past six months, beginning the period with about 20% of net assets in the sector and ending with a tech exposure of over 37%. This strategy was especially beneficial to the fund's returns. While recognizing that valuations were high for many technology stocks, I found a number of companies where I could make a compelling case for continued high earnings growth as well as improvements in profitability and return on assets. Cisco and Texas Instruments were two of the fund's best performers during the period, as was SCI Systems, an electronics manufacturer that provides products and systems to a variety of aerospace, commercial and industrial customers.

Q. WHAT CAUSED THE FUND TO UNDERPERFORM ITS GROWTH FUND PEERS?

A. While the fund had a higher weighting in technology than the S&P 500 index by the end of the period, its growth fund peers were even more aggressive in their tech exposure. And, of course, technology is what really drove the market for most of the past six months.

Q. WHAT OTHER STRATEGIES DID YOU USE TO BOOST THE FUND'S PERFORMANCE?

A. Underweighting the lagging finance sector relative to the S&P 500 enhanced Destiny II's performance. Rising interest rates took their toll on most of this sector. But that was just one of its problems. Overall, I felt the fundamentals of the finance sector deteriorated. Revenue growth slowed, credit risk was on the rise and many banks poorly executed the integration of recent mergers.

Q. WHAT STOCKS DID NOT PERFORM AS WELL AS YOU HAD HOPED?

A. Fortunately, the fund had no real blow-ups. But there were several disappointments, including Schering-Plough and Lucent, two of the fund's larger holdings. After 15 straight quarters of upside earnings since going public in 1996, Lucent's earnings fell 30% in the fourth quarter of 1999 when it underestimated demand for bandwidth. Meanwhile, Schering-Plough fell on slower earnings growth rates. Unisys was another disappointment. Early in the period, it preannounced future weakness in revenues on Y2K concerns and saw its stock price drop from $42 to $26 in a single day.

Q. WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS, BETH?

A. I think the U.S. market is in for a very bumpy ride for the remainder of 2000. Valuations are still extreme, and I expect the volatility we saw toward the end of the period to continue. Even as we determine how successfully traditional companies transform their businesses to the world of e-commerce, there's still the problem of excess global capacity, which raises questions about profitability in many industries. Who the winners are will be difficult to gauge. The Japanese market also has been struggling. And if the U.S. stock market weakens, the Japanese market, which is very NASDAQ-sensitive, could follow. Overall, this is one of the toughest periods I've ever been through. But I still believe the best areas for growth are in technology and telecommunications. That's where I plan on focusing the majority of my attention in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital growth

START DATE: December 30, 1985

SIZE: as of March 31, 2000,
more than $6.5 billion

MANAGER: Beth Terrana, since 1998; manager,
Fidelity Fund, since 1993; Fidelity Advisor
Growth & Income Fund, since 1996; Fidelity
Equity Income Fund, 1990-1993; Fidelity Growth
& Income Fund, 1985-1990; joined Fidelity in
1983

NOTE TO SHAREHOLDERS:

Effective June 1, 2000, Adam Hetnarski will become portfolio manager of Destiny II.

BETH TERRANA ON THE GROWING IMPORTANCE
OF TECHNOLOGY:

"Over the past five years new advances and improvements in technology, as in the case of the Internet, have changed the world tremendously. These innovations have had an extraordinary impact on how we work, how we communicate, how we access information . . . the list goes on. With that, it also has changed the way in which I analyze companies and stocks.
Today, across all sectors, our assessment of how well a particular company has harnessed the power of technology - particularly the Internet - is part of the analysis I use in every investment decision I make. That was not the case five years ago.

"Today, the Internet matters to every company, not just the providers of key technologies or the infrastructure suppliers. It's just as critical for the more traditional businesses to evolve their business models and practices to utilize the Internet effectively. The ones that are successful in this regard are the ones that will emerge as the winners. And that's where I'm focusing more time and energy than ever - analyzing and researching who the eventual winners will be.

"Technology also has leveled the corporate playing field to a greater extent than ever. Now every company can reap the benefits of technology without exorbitant capital expenditures, so small companies can compete quite more effectively with larger corporations. Also, thanks in large part to technology, small companies can become big companies very quickly. That forces me to be more nimble than ever. But that's what it takes today.
And that's what I will continue to do to ensure that my investment decisions are as informed as they can possibly be."


INVESTMENT CHANGES




TOP TEN EQUITY HOLDINGS - DESTINY I

AS OF MARCH 31, 2000       AS OF SEPTEMBER 30, 1999

Cisco Systems, Inc.        Fannie Mae

Microsoft Corp.            Philip Morris Companies, Inc.

Intel Corp.                Freddie Mac

General Electric Co.       Fleet Financial Group, Inc.

Fannie Mae                 Solectron Corp.

Lucent Technologies, Inc.  Home Depot, Inc.

Texas Instruments, Inc.    Columbia/HCA Healthcare Corp.

Home Depot, Inc.           Vodafone AirTouch PLC
                           sponsored ADR

Wal-Mart Stores, Inc.      MCI WorldCom, Inc.

Bristol-Myers Squibb Co.   General Motors Corp.

TOP TEN EQUITY HOLDINGS - DESTINY II

AS OF MARCH 31, 2000     AS OF SEPTEMBER 30, 1999

General Electric Co.     General Electric Co.

Cisco Systems, Inc.      Microsoft Corp.

Microsoft Corp.          Chase Manhattan Corp.

Texas Instruments, Inc.  International Business
                         Machines Corp.

Chase Manhattan Corp.    Tyco International Ltd.

Nokia AB sponsored ADR   American Express Co.

Home Depot, Inc.         Citigroup, Inc.

Sun Microsystems, Inc.   Cisco Systems, Inc.

American Express Co.     Lucent Technologies, Inc.

Warner-Lambert Co.       Exxon Corp.

TOP FIVE MARKET SECTORS - DESTINY I

AS OF MARCH 31, 2000    % OF FUND'S NET ASSETS  AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS

Technology               40.8%                  Finance                    20.7%

Health                   11.3%                  Technology                 12.4%

Media & Leisure          10.1%                  Health                     9.4%

Finance                  10.0%                  Energy                     8.1%

Industrial Machinery &   6.7%                   Retail & Wholesale         7.6%
Equipment


TOP FIVE MARKET SECTORS - DESTINY II

AS OF MARCH 31, 2000  % OF FUND'S NET ASSETS  AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS

Technology             37.1%                  Technology                 20.1%

Utilities              12.2%                  Finance                    10.8%

Finance                11.0%                  Industrial Machinery &     9.1%
                                              Equipment

Media & Leisure        8.6%                   Media & Leisure            9.0%

Health                 8.0%                   Health                     8.7%



FIDELITY DESTINY PORTFOLIOS: DESTINY I

INVESTMENTS MARCH 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 99.1%

                                 SHARES                        VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.0%

Boeing Co.                        702,050                      $ 26,634,022

United Technologies Corp.         688,400                       43,498,275

                                                                70,132,297

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 0.1%

Lyondell Chemical Co.             30,000                        442,500

Union Carbide Corp.               140,400                       8,187,075

                                                                8,629,575

PACKAGING & CONTAINERS - 1.0%

Corning, Inc.                     263,100                       51,041,400

Owens-Illinois, Inc. (a)          950,500                       16,039,688

                                                                67,081,088

TOTAL BASIC INDUSTRIES                                          75,710,663

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Kaufman & Broad Home Corp.        48,100                        1,031,144

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Barrett Resources Corp. (a)       324,600                       9,677,138

CONSUMER DURABLES - 0.6%

Minnesota Mining &                436,400                       38,648,675
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Sony Corp. sponsored ADR          74,400                        20,841,300

The Swatch Group AG (Reg.)        77,200                        18,207,000

                                                                39,048,300

TOTAL DURABLES                                                  87,374,113

ENERGY - 2.1%

ENERGY SERVICES - 1.0%

Halliburton Co.                   689,700                       28,277,700

Schlumberger Ltd.                 514,400                       39,351,600

                                                                67,629,300



                                 SHARES                        VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 1.1%

Chevron Corp.                     351,100                      $ 32,454,806

Exxon Mobil Corp.                 557,700                       43,396,031

                                                                75,850,837

TOTAL ENERGY                                                    143,480,137

FINANCE - 10.0%

BANKS - 1.3%

FleetBoston Financial Corp.       1,850,069                     67,527,519

State Street Corp.                214,800                       20,808,750

                                                                88,336,269

CREDIT & OTHER FINANCE - 2.2%

American Express Co.              379,500                       56,521,781

Associates First Capital          1,526,000                     32,713,625
Corp.  Class A

Citigroup, Inc.                   1,072,100                     63,588,931

                                                                152,824,337

FEDERAL SPONSORED CREDIT - 3.2%

Fannie Mae                        3,125,000                     176,367,188

Freddie Mac                       897,500                       39,658,281

                                                                216,025,469

INSURANCE - 1.8%

American International Group,     703,843                       77,070,809
Inc.

Marsh & McLennan Companies,       250,500                       27,633,281
Inc.

The Chubb Corp.                   221,000                       14,931,313

                                                                119,635,403

SECURITIES INDUSTRY - 1.5%

Charles Schwab Corp.              613,400                       34,848,788

Goldman Sachs Group, Inc.         234,100                       24,609,763

Morgan Stanley Dean Witter &      341,000                       27,812,813
Co.

The Bear Stearns Companies,       316,000                       14,417,500
Inc.

                                                                101,688,864

TOTAL FINANCE                                                   678,510,342

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

HEALTH - 11.3%

DRUGS & PHARMACEUTICALS - 10.0%

Alkermes, Inc. (a)                164,400                      $ 15,207,000

Amgen, Inc. (a)                   607,100                       37,260,763

Ariad Pharmaceuticals, Inc.       722,700                       11,518,031
(a)

Arqule, Inc. (a)                  482,600                       6,515,100

Bristol-Myers Squibb Co.          1,901,100                     109,788,525

Cell Therapeutics, Inc. (a)       658,000                       15,421,875

Cephalon, Inc. (a)                501,400                       18,802,500

Eli Lilly & Co.                   458,000                       28,854,000

Enzon, Inc. (a)                   316,400                       11,924,325

Gilead Sciences, Inc. (a)         82,700                        5,241,113

Human Genome Sciences, Inc.       248,800                       20,665,950
(a)

Immunex Corp. (a)                 598,500                       37,967,344

Merck & Co., Inc.                 1,627,600                     101,114,650

Millennium Pharmaceuticals,       298,500                       38,767,688
Inc. (a)

Pfizer, Inc.                      581,200                       21,250,125

Protein Design Labs, Inc. (a)     159,750                       12,700,125

QLT PhotoTherapeutics, Inc.       272,700                       14,866,163
(a)

Roche Holding AG                  1,800                         19,533,123
participation certificates

Schering-Plough Corp.             1,610,100                     59,171,175

Ventana Medical Systems, Inc.     236,200                       10,200,888
(a)

Warner-Lambert Co.                833,000                       81,217,500

                                                                677,987,963

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Arrow International, Inc.         78,700                        2,469,213

Johnson & Johnson                 737,300                       51,657,081

Medtronic, Inc.                   647,900                       33,326,356

                                                                87,452,650

TOTAL HEALTH                                                    765,440,613

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.7%

ELECTRICAL EQUIPMENT - 5.9%

Emerson Electric Co.              671,500                       35,505,563

Furukawa Electric Co. Ltd.        1,341,000                     22,507,663

General Electric Co.              1,990,000                     308,823,125

NDS Group PLC sponsored ADR       129,400                       9,122,700

Omron Corp.                       670,000                       19,035,758

                                                                394,994,809



                                 SHARES                        VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Illinois Tool Works, Inc.         400,400                      $ 22,122,100

Ingersoll-Rand Co.                776,300                       34,351,275

                                                                56,473,375

TOTAL INDUSTRIAL MACHINERY &                                    451,468,184
EQUIPMENT

MEDIA & LEISURE - 10.1%

BROADCASTING - 6.4%

AT&T Corp. - Liberty Media        945,592                       56,026,326
Group Class A (a)

Audiofina                         118,500                       14,551,921

Cablevision Systems Corp.         392,300                       23,832,225
Class A (a)

Carlton Communications PLC        1,770,200                     21,446,230

CBS Corp. (a)                     871,300                       49,337,363

Chris-Craft Industries, Inc.      1,860                         118,459

Comcast Corp. Class A             845,100                       36,656,213
(special)

Cox Communications, Inc.          760,700                       36,893,950
Class A (a)

EchoStar Communications Corp.     218,900                       17,293,100
Class A (a)

Grupo Televisa SA de CV           494,700                       33,639,600
sponsored ADR (a)

Infinity Broadcasting Corp.       783,700                       25,372,288
Class A (a)

Societe Europeen Des              115,895                       20,212,798
Satellite unit

Television Francaise 1 SA         27,622                        20,325,663

Time Warner, Inc.                 768,100                       76,810,000

                                                                432,516,136

ENTERTAINMENT - 2.1%

Fox Entertainment Group, Inc.     925,200                       27,698,175
 Class A (a)

Ticketmaster Online               774,400                       19,408,400
CitySearch, Inc. (a)

Walt Disney Co.                   2,376,700                     98,335,963

                                                                145,442,538

PUBLISHING - 0.8%

The New York Times Co. Class A    1,310,500                     56,269,594

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.8%

McDonald's Corp.                  1,368,600                    $ 51,408,038

TOTAL MEDIA & LEISURE                                           685,636,306

NONDURABLES - 3.7%

BEVERAGES - 1.6%

Anheuser-Busch Companies,         684,000                       42,579,000
Inc.

Seagram Co. Ltd.                  288,500                       17,140,979

The Coca-Cola Co.                 1,058,300                     49,673,956

                                                                109,393,935

FOODS - 0.6%

H.J. Heinz Co.                    385,500                       13,444,313

Quaker Oats Co.                   436,800                       26,481,000

                                                                39,925,313

HOUSEHOLD PRODUCTS - 1.2%

Gillette Co.                      939,000                       35,388,563

Procter & Gamble Co.              778,100                       43,768,125

                                                                79,156,688

TOBACCO - 0.3%

Philip Morris Companies, Inc.     875,800                       18,501,275

TOTAL NONDURABLES                                               246,977,211

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              459,000                       10,298,813

RETAIL & WHOLESALE - 3.4%

GENERAL MERCHANDISE STORES -
1.8%

Costco Wholesale Corp. (a)        156,400                       8,220,775

Wal-Mart Stores, Inc.             1,997,200                     110,844,600

                                                                119,065,375

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Home Depot, Inc.                  1,728,000                     111,456,000

TOTAL RETAIL & WHOLESALE                                        230,521,375

SERVICES - 1.9%

ADVERTISING - 1.9%

DoubleClick, Inc. (a)             170,300                       15,944,338

Omnicom Group, Inc.               316,600                       29,582,313



                                 SHARES                        VALUE (NOTE 1)

SERVICES - CONTINUED

ADVERTISING - CONTINUED

TMP Worldwide, Inc. (a)           504,700                      $ 39,240,425

WPP Group PLC sponsored ADR       465,800                       40,408,150

                                                                125,175,226

TECHNOLOGY - 40.8%

COMMUNICATIONS EQUIPMENT - 7.9%

Cisco Systems, Inc. (a)           4,893,200                     378,305,507

Lucent Technologies, Inc.         1,952,800                     118,632,600

Nokia AB sponsored ADR            111,300                       24,179,925

UTStarcom, Inc.                   210,600                       16,439,963

                                                                537,557,995

COMPUTER SERVICES & SOFTWARE
- 12.1%

Aether Systems, Inc.              56,200                        10,200,300

Affymetrix, Inc. (a)              81,000                        12,023,438

America Online, Inc. (a)          1,009,600                     67,895,600

Automatic Data Processing,        1,247,200                     60,177,400
Inc.

Be Free, Inc.                     405,500                       8,921,000

BEA Systems, Inc. (a)             224,500                       16,472,688

Citrix Systems, Inc. (a)          381,700                       25,287,625

CNET Networks, Inc. (a)           372,900                       18,901,369

Commerce One, Inc.                100,600                       15,014,550

Exodus Communications, Inc.       152,600                       21,440,300
(a)

First Data Corp.                  526,400                       23,293,200

GoTo.com, Inc.                    295,900                       12,150,394

Intuit, Inc. (a)                  142,600                       7,753,875

Juno Online Services, Inc.        362,100                       5,703,075

Lycos, Inc. (a)                   270,300                       18,988,575

Microsoft Corp. (a)               3,105,700                     329,980,625

Oracle Corp. (a)                  409,900                       31,997,819

Priceline.com, Inc.               190,500                       15,240,000

Puma Technology, Inc. (a)         140,800                       7,128,000

Trans Cosmos, Inc.                44,900                        12,669,424

Verio, Inc. (a)                   160,600                       7,237,038

VERITAS Software Corp. (a)        87,800                        11,501,800

Vignette Corp.                    110,700                       17,739,675

Yahoo!, Inc. (a)                  335,900                       57,564,863

                                                                815,282,633

COMPUTERS & OFFICE EQUIPMENT
- 7.8%

Brocade Communications            81,300                        14,578,106
Systems, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.                    350,800                      $ 15,479,050

Dell Computer Corp. (a)           1,949,000                     105,124,188

EMC Corp. (a)                     778,300                       97,287,500

Hewlett-Packard Co.               476,400                       63,152,775

International Business            732,400                       86,423,200
Machines Corp.

Juniper Networks, Inc.            69,600                        18,343,950

Lexmark International Group,      131,200                       13,874,400
Inc. Class A (a)

Network Appliance, Inc. (a)       109,700                       9,077,675

RSA Security, Inc. (a)            229,500                       11,890,969

Sun Microsystems, Inc. (a)        996,400                       93,365,794

                                                                528,597,607

ELECTRONIC INSTRUMENTS - 1.3%

Agilent Technologies, Inc.        339,900                       35,349,600

Applied Materials, Inc. (a)       176,600                       16,644,550

LAM Research Corp. (a)            859,700                       38,740,231

                                                                90,734,381

ELECTRONICS - 11.7%

Altera Corp. (a)                  503,700                       44,955,225

Chartered Semiconduct             273,300                       25,758,525
Manufacturing Ltd. ADR

GlobeSpan, Inc.                   125,200                       12,762,575

Infineon Technologies AG (a)      13,000                        706,273

Inktomi Corp. (a)                 25,300                        4,933,500

Intel Corp.                       2,384,900                     314,657,744

Linear Technology Corp.           549,200                       30,206,000

LSI Logic Corp. (a)               350,900                       25,484,113

Methode Electronics, Inc.         390,000                       19,695,000
Class A

Micron Technology, Inc. (a)       131,220                       16,533,720

Motorola, Inc.                    745,600                       106,154,800

PMC-Sierra, Inc. (a)              79,500                        16,193,156

Samsung Electronics Co. Ltd.      73,800                        22,368,703

Solectron Corp. (a)               132,600                       5,312,288

Texas Instruments, Inc.           728,800                       116,608,000

Vitesse Semiconductor Corp.       187,200                       18,018,000
(a)



                                 SHARES                        VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

World Access, Inc. (a)            636,800                      $ 12,178,800

                                                                792,526,422

TOTAL TECHNOLOGY                                                2,764,699,038

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Travelocity.com, Inc. (a)         196,500                       5,772,188

TRUCKING & FREIGHT - 0.5%

United Parcel Service, Inc.       567,300                       35,739,900
Class B

TOTAL TRANSPORTATION                                            41,512,088

UTILITIES - 4.9%

CELLULAR - 1.9%

Nextel Communications, Inc.       218,600                       32,407,450
Class A (a)

Powertel, Inc. (a)                245,000                       16,950,938

QUALCOMM, Inc. (a)                70,800                        10,571,325

Sprint Corp. - PCS Group          404,400                       26,412,375
Series 1 (a)

Vodafone AirTouch PLC             5,961,321                     33,122,624

Western Wireless Corp. Class A    193,600                       8,869,300

                                                                128,334,012

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     352,300                       27,743,625

Calpine Corp. (a)                 292,600                       27,504,400

                                                                55,248,025

TELEPHONE SERVICES - 2.2%

Allegiance Telecom, Inc. (a)      217,550                       17,539,969

AT&T Corp.                        481,478                       27,083,138

DDI Corp.                         1,059                         8,645,109

Focal Communications Corp.        182,000                       10,192,000

MCI WorldCom, Inc. (a)            291,117                       13,191,239

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Metromedia Fiber Network,         473,500                      $ 45,811,125
Inc. Class A (a)

SBC Communications, Inc.          597,800                       25,107,600

                                                                147,570,180

TOTAL UTILITIES                                                 331,152,217

TOTAL COMMON STOCKS                                             6,709,119,767
(Cost $5,602,485,596)

CASH EQUIVALENTS - 1.1%



Taxable Central Cash Fund,        75,964,420                    75,964,420
5.85% (b) (Cost $75,964,420)

TOTAL INVESTMENT PORTFOLIO -                                    6,785,084,187
100.2%
(Cost $5,678,450,016)

NET OTHER ASSETS - (0.2)%                                       (14,670,640)

NET ASSETS - 100%                                             $ 6,770,413,547

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $5,716,523,636. Net unrealized appreciation aggregated $1,068,560,551, of which $1,477,903,011 related to appreciated investment securities and $409,342,460 related to depreciated investment securities.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                    MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 6,785,084,187
value (cost $5,678,450,016)
- See accompanying schedule

Receivable for investments                     165,911,635
sold

Receivable for fund shares                     420,010
sold

Dividends receivable                           4,373,332

Interest receivable                            535,982

Other receivables                              1,058,327

 TOTAL ASSETS                                  6,957,383,473

LIABILITIES

Payable for investments        $ 148,648,482
purchased

Payable for fund shares         5,145,828
redeemed

Accrued management fee          1,418,922

Distribution fees payable       204

Other payables and accrued      303,690
expenses

Collateral on securities        31,452,800
loaned, at value

 TOTAL LIABILITIES                             186,969,926

NET ASSETS                                    $ 6,770,413,547

Net Assets consist of:

Paid in capital                               $ 4,450,870,777

Undistributed net investment                   9,929,754
income

Accumulated undistributed net                  1,203,006,451
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    1,106,606,565
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                    $ 6,770,413,547

CLASS O:  NET ASSET VALUE,                     $23.50
offering price and
redemption price per share
($6,769,310,698 (divided by)
288,104,788 shares)

CLASS N:  NET ASSET VALUE,                     $23.38
offering price and
redemption price per share
($1,102,849 (divided by)
47,171 shares)

STATEMENT OF OPERATIONS
                                     SIX MONTHS ENDED MARCH 31,
                                               2000 (UNAUDITED)

INVESTMENT INCOME                                  $ 30,951,819
Dividends

Interest                                            17,639,324

Security lending                                    76,554

 TOTAL INCOME                                       48,667,697

EXPENSES

Management fee Basic fee         $ 15,586,213

 Performance adjustment           (6,520,628)

Transfer agent fees               230,263

Distribution fees                 706

Accounting and security           422,047
lending fees

Non-interested trustees'          9,085
compensation

Custodian fees and expenses       117,173

Registration fees                 18,901

Audit                             20,151

Legal                             38,879

Interest                          3,396

Miscellaneous                     37,726

 Total expenses before            9,963,912
reductions

 Expense reductions               (807,209)         9,156,703

NET INVESTMENT INCOME                               39,510,994

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,231,779,813

 Foreign currency transactions    (74,806)          1,231,705,007

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (1,065,692,608)

 Assets and liabilities in        (19,813)          (1,065,712,421)
foreign currencies

NET GAIN (LOSS)                                     165,992,586

NET INCREASE (DECREASE) IN                         $ 205,503,580
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30,
                               (UNAUDITED)                      1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 39,510,994                     $ 111,568,555
income

 Net realized gain (loss)       1,231,705,007                    979,781,946

 Change in net unrealized       (1,065,712,421)                  90,347,540
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     205,503,580                      1,181,698,041
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (114,849,977)                    (105,484,207)
From net investment income

 From net realized gain         (897,917,070)                    (544,915,685)

 TOTAL DISTRIBUTIONS            (1,012,767,047)                  (650,399,892)

Share transactions - net        600,266,460                      240,053,910
increase (decrease)

  TOTAL INCREASE (DECREASE)     (206,997,007)                    771,352,059
IN NET ASSETS

NET ASSETS

 Beginning of period            6,977,410,554                    6,206,058,495

 End of period (including      $ 6,770,413,547                  $ 6,977,410,554
undistributed net investment
income of $9,929,754 and
$88,705,313, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

                                                             YEARS ENDED SEPTEMBER 30,


                                 SIX MONTHS ENDED MARCH 31,  1999                    1998         1997         1996
                                 2000 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.54                     $ 24.58                 $ 25.08      $ 20.41      $ 18.78
period

Income from Investment
Operations

Net investment income             .14 D                       .42 D                   .44 D        .49 D        .45

Net realized and unrealized       .70                         4.13                    1.56         6.36         2.42
gain (loss)

Total from investment             .84                         4.55                    2.00         6.85         2.87
operations

Less Distributions

From net investment income        (.44)                       (.42)                   (.47)        (.45)        (.43)

From net realized gain            (3.44)                      (2.17)                  (2.03)       (1.73)       (.81)

 Total distributions              (3.88)                      (2.59)                  (2.50)       (2.18)       (1.24)

Net asset value, end of period   $ 23.50                     $ 26.54                 $ 24.58      $ 25.08      $ 20.41

TOTAL RETURN B, C                 2.94%                       18.99%                  8.72%        36.29%       16.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,769,311                 $ 6,977,155             $ 6,206,058  $ 5,960,742  $ 4,565,482
(000 omitted)

Ratio of expenses to average      .28% A                      .32%                    .33%         .39%         .65%
net assets

Ratio of expenses to average      .26% A, E                   .31% E                  .33%         .38% E       .65%
net assets after  expense
reductions

Ratio of net investment           1.13% A                     1.55%                   1.71%        2.20%        2.40%
income to average net assets

Portfolio turnover                206% A                      36%                     27%          32%          42%



FINANCIAL HIGHLIGHTS - CLASS O

                                YEARS ENDED SEPTEMBER 30,

                                 1995


SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 17.70
period

Income from Investment
Operations

Net investment income             .41

Net realized and unrealized       3.54
gain (loss)

Total from investment             3.95
operations

Less Distributions

From net investment income        (.34)

From net realized gain            (2.53)

 Total distributions              (2.87)

Net asset value, end of period   $ 18.78

TOTAL RETURN B, C                 27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,053,389
(000 omitted)

Ratio of expenses to average      .68%
net assets

Ratio of expenses to average      .68%
net assets after  expense
reductions

Ratio of net investment           2.35%
income to average net assets

Portfolio turnover                55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS N

                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999 E
                                 2000 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.45                     $ 27.76
period

Income from Investment
Operations

Net investment income D           .03                         .08

Net realized and unrealized       .70                         (1.39) G
gain (loss)

Total from investment             .73                         (1.31)
operations

Less Distributions

From net investment income        (.36)                       -

From net realized gain            (3.44)                      -

Total distributions               (3.80)                      -

Net asset value, end of period   $ 23.38                     $ 26.45

TOTAL RETURN B, C                 2.51%                       (4.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,103                     $ 256
(000 omitted)

Ratio of expenses to average      1.14% A                     1.18% A
net assets

Ratio of expenses to average      1.11% A, F                  1.17% A, F
net assets after expense
reductions

Ratio of net investment           .27% A                      .68% A
income to average net assets

Portfolio turnover                206% A                      36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

INVESTMENTS MARCH 31, 2000  (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 96.0%

                                 SHARES                       VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        590,600                     $ 22,405,888

British Aerospace PLC             309,974                      1,748,066

Textron, Inc.                     171,400                      10,433,975

                                                               34,587,929

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            367,600                      18,288,100

TOTAL AEROSPACE & DEFENSE                                      52,876,029

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.2%

Praxair, Inc.                     370,200                      15,409,575

METALS & MINING - 0.3%

Alcoa, Inc.                       252,000                      17,703,000

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc. (a)          85,020                       1,434,713

TOTAL BASIC INDUSTRIES                                         34,547,288

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Masco Corp.                       217,000                      4,448,500

ENGINEERING - 0.1%

Fluor Corp.                       191,500                      5,936,500

TOTAL CONSTRUCTION & REAL                                      10,385,000
ESTATE

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
0.9%

Danaher Corp.                     395,400                      20,165,400

Delphi Automotive Systems         1,527,500                    24,440,000
Corp.

General Motors Corp.              165,000                      13,664,063

                                                               58,269,463

CONSUMER ELECTRONICS - 0.6%

Sony Corp.                        258,800                      36,248,176



                                 SHARES                       VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             368,400                     $ 7,920,600

TOTAL DURABLES                                                 102,438,239

ENERGY - 1.9%

OIL & GAS - 1.9%

BP Amoco PLC sponsored ADR        307,812                      16,333,274

Exxon Mobil Corp.                 849,466                      66,099,073

Royal Dutch Petroleum Co.         742,800                      42,757,425
(NY Shares)

                                                               125,189,772

FINANCE - 10.8%

BANKS - 2.9%

Bank of New York Co., Inc.        1,038,640                    43,168,475

Chase Manhattan Corp.             1,583,300                    138,043,969

U.S. Bancorp                      421,600                      9,222,500

                                                               190,434,944

CREDIT & OTHER FINANCE - 2.9%

American Express Co.              612,400                      91,209,325

Associates First Capital          425,700                      9,125,944
Corp.  Class A

Citigroup, Inc.                   1,501,950                    89,084,409

                                                               189,419,678

FEDERAL SPONSORED CREDIT - 0.7%

Fannie Mae                        435,400                      24,572,888

Freddie Mac                       512,600                      22,650,513

                                                               47,223,401

INSURANCE - 1.6%

AFLAC, Inc.                       320,200                      14,589,113

American International Group,     805,221                      88,171,700
Inc.

                                                               102,760,813

SECURITIES INDUSTRY - 2.7%

Daiwa Securities Group, Inc.      2,377,000                    44,637,413

Merrill Lynch & Co., Inc.         192,000                      20,160,000

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley Dean Witter &      813,600                     $ 66,359,250
Co.

Nikko Securities Co. Ltd.         3,114,000                    47,084,954

                                                               178,241,617

TOTAL FINANCE                                                  708,080,453

HEALTH - 8.0%

DRUGS & PHARMACEUTICALS - 7.2%

Allergan, Inc.                    39,300                       1,965,000

American Home Products Corp.      509,300                      27,311,213

Amgen, Inc. (a)                   527,800                      32,393,725

Biogen, Inc. (a)                  50,700                       3,542,663

Bristol-Myers Squibb Co.          1,353,500                    78,164,625

Elan Corp. PLC sponsored ADR      18,400                       874,000
(a)

Eli Lilly & Co.                   1,254,200                    79,014,600

Genentech, Inc.                   341,600                      51,923,200

Merck & Co., Inc.                 337,900                      20,992,038

Millennium Pharmaceuticals,       42,600                       5,532,675
Inc. (a)

PE Corp. - Celera Genomics        46,900                       4,294,281
Group (a)

Pfizer, Inc.                      31,100                       1,137,094

Schering-Plough Corp.             1,927,400                    70,831,950

Warner-Lambert Co.                931,700                      90,840,750

                                                               468,817,814

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Biomet, Inc.                      433,550                      15,770,381

Cardinal Health, Inc.             511,054                      23,444,602

Johnson & Johnson                 170,200                      11,924,638

                                                               51,139,621

TOTAL HEALTH                                                   519,957,435

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.3%

ELECTRICAL EQUIPMENT - 7.2%

ABB Ltd. (Sweden)                 178,287                      20,969,852

Furukawa Electric Co. Ltd.        1,884,000                    31,621,504

General Electric Co.              1,787,900                    277,459,717

Hutchison Whampoa Ltd.            2,220,000                    40,057,021



                                 SHARES                       VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Koninklijke Philips               156,000                     $ 26,724,750
Electronics NV (NY Shares)

Mitsubishi Electric Corp.         3,744,000                    35,263,363

Murata Manufacturing Co. Ltd.     96,000                       23,305,279

Research in Motion Ltd. (a)       122,400                      12,838,423

                                                               468,239,909

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                228,100                      10,093,425

TOTAL INDUSTRIAL MACHINERY &                                   478,333,334
EQUIPMENT

MEDIA & LEISURE - 7.8%

BROADCASTING - 4.8%

AT&T Corp. - Liberty Media        858,892                      50,889,351
Group Class A (a)

CBS Corp. (a)                     993,300                      56,245,613

Clear Channel Communications,     692,900                      47,853,406
Inc. (a)

Comcast Corp. Class A             811,200                      35,185,800
(special)

Infinity Broadcasting Corp.       917,900                      29,717,013
Class A (a)

Time Warner, Inc.                 588,262                      58,826,200

USA Networks, Inc. (a)            1,630,000                    36,776,875

                                                               315,494,258

ENTERTAINMENT - 1.1%

News Corp. Ltd. sponsored ADR     271,700                      12,973,675
(preferred ltd. vtg.)

Viacom, Inc. Class B              1,123,300                    59,254,075
(non-vtg.) (a)

                                                               72,227,750

PUBLISHING - 1.1%

McGraw-Hill Companies, Inc.       1,497,600                    68,140,800

Reader's Digest Association,      99,200                       3,509,200
Inc. Class A (non-vtg.)

                                                               71,650,000

RESTAURANTS - 0.8%

McDonald's Corp.                  1,310,000                    49,206,875

TOTAL MEDIA & LEISURE                                          508,578,883

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONDURABLES - 1.3%

BEVERAGES - 0.4%

Anheuser-Busch Companies,         402,100                     $ 25,030,725
Inc.

HOUSEHOLD PRODUCTS - 0.6%

Avon Products, Inc.               196,700                      5,716,594

Clorox Co.                        463,366                      15,059,395

Colgate-Palmolive Co.             223,400                      12,594,175

Estee Lauder Companies, Inc.      91,300                       4,570,706

Procter & Gamble Co.              102,300                      5,754,375

                                                               43,695,245

TOBACCO - 0.3%

Philip Morris Companies, Inc.     856,800                      18,099,900

TOTAL NONDURABLES                                              86,825,870

RETAIL & WHOLESALE - 5.2%

APPAREL STORES - 0.7%

Abercrombie & Fitch Co.           949,900                      15,198,400
Class A (a)

Gap, Inc.                         290,100                      14,450,606

The Limited, Inc.                 323,400                      13,623,225

                                                               43,272,231

DRUG STORES - 0.1%

CVS Corp.                         150,300                      5,645,644

GENERAL MERCHANDISE STORES -
2.7%

Costco Wholesale Corp. (a)        755,200                      39,695,200

Kohls Corp. (a)                   167,000                      17,117,500

Nordstrom, Inc.                   323,300                      9,537,350

Target Corp.                      579,000                      43,280,250

Wal Mart de Mexico SA de CV       4,883,000                    11,846,050
Series V (a)

Wal-Mart Stores, Inc.             950,800                      52,769,400

                                                               174,245,750

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Home Depot, Inc.                  1,530,850                    98,739,825

Staples, Inc. (a)                 616,600                      12,332,000

Webvan Group, Inc.                244,100                      1,876,519

                                                               112,948,344

TOTAL RETAIL & WHOLESALE                                       336,111,969



                                 SHARES                       VALUE (NOTE 1)

SERVICES - 1.8%

ADVERTISING - 1.3%

DoubleClick, Inc. (a)             95,800                      $ 8,969,275

Omnicom Group, Inc.               824,300                      77,020,531

                                                               85,989,806

LEASING & RENTAL - 0.1%

Marubeni Corp.                    2,147,000                    8,084,544

SERVICES - 0.4%

Ecolab, Inc.                      633,239                      23,231,956

Gartner Group, Inc. Class B       38,966                       518,735
(a)

                                                               23,750,691

TOTAL SERVICES                                                 117,825,041

TECHNOLOGY - 37.0%

COMMUNICATIONS EQUIPMENT -
10.1%

ADC Telecommunications, Inc.      667,600                      35,966,950
(a)

Cabletron Systems, Inc. (a)       472,600                      13,853,088

Ciena Corp. (a)                   38,500                       4,855,813

Cisco Systems, Inc. (a)           3,247,400                    251,064,613

Comverse Technology, Inc. (a)     67,700                       12,795,300

Jabil Circuit, Inc. (a)           272,400                      11,781,300

Lucent Technologies, Inc.         1,361,595                    82,716,896

Marconi PLC                       326                          3,890

NEC Corp.                         581,000                      17,128,972

Nokia AB sponsored ADR            590,300                      128,242,675

Nortel Networks Corp.             238,000                      29,907,049

Telefonaktiebolaget LM            716,400                      67,207,275
Ericsson sponsored ADR

Tellabs, Inc. (a)                 91,400                       5,756,772

                                                               661,280,593

COMPUTER SERVICES & SOFTWARE
- 10.2%

America Online, Inc. (a)          1,117,900                    75,178,775

Automatic Data Processing,        40,900                       1,973,425
Inc.

BEA Systems, Inc. (a)             208,200                      15,276,675

CMGI, Inc. (a)                    137,100                      15,535,144

Computer Sciences Corp. (a)       211,000                      16,695,375

Covad Communications Group,       120,700                      8,750,750
Inc. (a)

Electronic Data Systems Corp.     117,800                      7,561,288

Exodus Communications, Inc.       241,300                      33,902,650
(a)

Fujitsu Ltd.                      903,000                      27,676,479

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Healtheon/Web Maryland Corp.      565,870                     $ 13,015,010
(a)

IMS Health, Inc.                  60,600                       1,026,413

Intuit, Inc. (a)                  771,800                      41,966,625

Microsoft Corp. (a)               1,575,700                    167,418,125

Novell, Inc. (a)                  313,400                      8,971,075

Oracle Corp. (a)                  1,140,000                    88,991,250

Phone.com, Inc.                   19,400                       3,164,625

Software.com, Inc.                121,100                      15,606,763

Trans Cosmos, Inc.                30,000                       8,465,094

Unisys Corp. (a)                  1,486,545                    37,906,898

VERITAS Software Corp. (a)        35,700                       4,676,700

Vignette Corp.                    47,100                       7,547,775

Yahoo Japan Corp.                 36                           21,822,428

Yahoo!, Inc. (a)                  254,500                      43,614,938

                                                               666,744,280

COMPUTERS & OFFICE EQUIPMENT
- 6.8%

Apple Computer, Inc. (a)          235,300                      31,956,681

Dell Computer Corp. (a)           668,200                      36,041,038

EMC Corp. (a)                     721,100                      90,137,500

International Business            252,000                      29,736,000
Machines Corp.

Juniper Networks, Inc.            13,300                       3,505,381

Lexmark International Group,      312,200                      33,015,150
Inc. Class A (a)

Pitney Bowes, Inc.                544,700                      24,341,281

SCI Systems, Inc. (a)             1,546,200                    83,204,888

Softbank Corp.                    22,500                       20,031,623

Sun Microsystems, Inc. (a)        974,000                      91,266,844

                                                               443,236,386

ELECTRONIC INSTRUMENTS - 0.8%

Applied Materials, Inc. (a)       240,200                      22,638,850

KLA-Tencor Corp. (a)              201,400                      16,967,950

PE Corp. - Biosystems Group       85,000                       8,202,500

                                                               47,809,300

ELECTRONICS - 9.1%

Altera Corp. (a)                  171,800                      15,333,150

Analog Devices, Inc. (a)          752,600                      60,631,338

Broadcom Corp. Class A (a)        70,400                       17,098,400

Conexant Systems, Inc. (a)        231,600                      16,443,600



                                 SHARES                       VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

DII Group, Inc. (a)               278,100                     $ 31,442,681

Flextronics International         133,200                      9,382,275
Ltd. (a)

Inktomi Corp. (a)                 143,600                      28,002,000

Intel Corp.                       63,500                       8,378,031

Micron Technology, Inc. (a)       99,500                       12,537,000

Motorola, Inc.                    350,900                      49,959,388

Samsung Electronics Co. Ltd.      172,330                      52,233,043

Sanmina Corp. (a)                 728,600                      49,226,038

Solectron Corp. (a)               857,784                      34,364,972

Texas Instruments, Inc.           909,700                      145,552,000

Tyco International Ltd.           1,000,600                    49,904,925

Xilinx, Inc. (a)                  170,500                      14,119,531

                                                               594,608,372

TOTAL TECHNOLOGY                                               2,413,678,931

UTILITIES - 11.8%

CELLULAR - 8.0%

ALLTEL Corp.                      50,800                       3,203,575

China Telecom (Hong Kong)         6,053,300                    53,647,374
Ltd. (a)

Hikari Tsushin, Inc.              7,900                        4,904,111

Nextel Communications, Inc.       421,100                      62,428,075
Class A (a)

NTT Mobile Communication          686                          28,100,804
Network, Inc.

QUALCOMM, Inc. (a)                348,200                      51,990,613

Sprint Corp. - PCS Group          1,137,100                    74,266,844
Series 1 (a)

Vodafone AirTouch PLC             15,260,038                   84,788,673

Vodafone AirTouch PLC             1,436,800                    79,832,200
sponsored ADR

VoiceStream Wireless Corp. (a)    604,400                      77,854,275

                                                               521,016,544

ELECTRIC UTILITY - 0.5%

AES Corp. (a)                     444,100                      34,972,875

GAS - 0.4%

Dynegy, Inc. Class A              423,702                      26,587,301

TELEPHONE SERVICES - 2.9%

Allegiance Telecom, Inc. (a)      384,450                      30,996,281

Level 3 Communications, Inc.      192,100                      20,314,575
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

McLeodUSA, Inc. Class A (a)       406,000                     $ 34,433,875

Metromedia Fiber Network,         132,300                      12,800,025
Inc. Class A (a)

NEXTLINK Communications, Inc.     305,600                      37,798,900
Class A (a)

Telefonica SA sponsored ADR       264,300                      19,723,388

Telefonos de Mexico SA de CV      502,800                      33,687,600
Series L sponsored ADR

                                                               189,754,644

TOTAL UTILITIES                                                772,331,364

TOTAL COMMON STOCKS                                            6,267,159,608
(Cost $4,081,586,709)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Cox Communications, Inc.          59,800                       7,131,150
$6.858 PRIZES

UnitedGlobalCom, Inc. $3.50       96,800                       6,461,400

                                                               13,592,550

UTILITIES - 0.1%

ELECTRIC UTILITY - 0.1%

Alliant Energy Resources,         92,200                       7,813,950
Inc. $4.91 (c)

TOTAL CONVERTIBLE PREFERRED                                    21,406,500
STOCKS
(Cost $16,794,852)


CORPORATE BONDS - 1.2%

MOODY'S RATINGS  (UNAUDITED)                 PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.2%

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd.           Baa3       $ 19,620,000                   $ 14,126,400
liquid yield option notes 0%
12/14/18 (c)

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.6%

Liberty Media Corp.:

3.75% 2/15/30 (c)                 Baa3        16,020,000                     18,663,300

4% 11/15/29 (c)                   Baa3        4,330,000                      6,727,738

4% 11/15/29                       Baa3        6,100,000                      9,462,625

                                                                             34,853,663

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Digital Island, Inc.  6%          -           5,890,000                      4,126,681
2/15/05

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       B1          11,780,000                     14,018,200
5.25% 1/15/10 (c)

TELEPHONE SERVICES - 0.1%

Level 3 Communications, Inc.      Caa1        7,070,000                      7,061,163
6% 3/15/10

TOTAL UTILITIES                                                              21,079,363

TOTAL CONVERTIBLE BONDS                                                      74,186,107

NONCONVERTIBLE BONDS - 0.0%

AEROSPACE & DEFENSE - 0.0%

British Aerospace PLC 7.45%       -     GBP   97,901                         152,842
11/30/03

TOTAL CORPORATE BONDS                                                        74,338,949
(Cost $62,816,001)


CASH EQUIVALENTS - 2.9%

                                SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund,       190,281,672                   $ 190,281,672
5.85% (b) (Cost $190,281,672)

TOTAL INVESTMENT PORTFOLIO -                                    6,553,186,729
100.4%
(Cost $4,351,479,234)

NET OTHER ASSETS - (0.4)%                                       (25,575,381)

NET ASSETS - 100%                                             $ 6,527,611,348

CURRENCY ABBREVIATIONS

GBP                          -   British pound

SECURITY TYPE ABBREVIATIONS

PRIZES                       -   Participating Redeemable
                                 Indexed Zero-Premium
                                 Exchangeable Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,349,588 or 0.9% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     83.2%

Japan                         5.4

United Kingdom                2.7

Finland                       2.0

Hong Kong                     1.4

Sweden                        1.3

Netherlands                   1.1

Others (individually less     2.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $4,366,076,341. Net unrealized appreciation aggregated $2,187,110,388, of which $2,364,771,749 related to appreciated investment securities and $177,661,361 related to depreciated investment securities.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 6,553,186,729
value (cost $4,351,479,234)
- See accompanying schedule

Cash                                          158,851

Receivable for investments                    59,854,703
sold

Receivable for fund shares                    594,235
sold

Dividends receivable                          3,632,906

Interest receivable                           2,161,579

Other receivables                             157,420

 TOTAL ASSETS                                 6,619,746,423

LIABILITIES

Payable for investments        $ 28,575,784
purchased

Payable for fund shares         3,241,487
redeemed

Accrued management fee          3,073,837

Distribution fees payable       1,620

Other payables and accrued      971,747
expenses

Collateral on securities        56,270,600
loaned, at value

 TOTAL LIABILITIES                            92,135,075

NET ASSETS                                   $ 6,527,611,348

Net Assets consist of:

Paid in capital                              $ 4,165,514,207

Undistributed net investment                  9,378,238
income

Accumulated undistributed net                 150,959,606
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,201,759,297
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 6,527,611,348

CLASS O:  NET ASSET VALUE,                    $16.81
offering price and
redemption price per share
($6,518,950,819 (divided by)
387,687,030 shares)

CLASS N:  NET ASSET VALUE,                    $16.69
offering price and
redemption price per share
($8,660,529 (divided by)
519,002 shares)

STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED MARCH 31,
                                             2000 (UNAUDITED)

INVESTMENT INCOME                                $ 18,717,242
Dividends

Interest                                          6,924,743

Security lending                                  616,999

 TOTAL INCOME                                     26,258,984

EXPENSES

Management fee Basic fee         $ 17,133,900

 Performance adjustment           (1,329,807)

Transfer agent fees               145,109

Distribution fees                 5,529

Accounting and security           423,879
lending fees

Non-interested trustees'          13,325
compensation

Custodian fees and expenses       178,642

Registration fees                 18,259

Audit                             22,940

Legal                             28,865

Miscellaneous                     70,835

 Total expenses before            16,711,476
reductions

 Expense reductions               (517,510)       16,193,966

NET INVESTMENT INCOME                             10,065,018

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            175,533,555

 Foreign currency transactions    85,641          175,619,196

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,142,169,831

 Assets and liabilities in        55,848          1,142,225,679
foreign currencies

NET GAIN (LOSS)                                   1,317,844,875

NET INCREASE (DECREASE) IN                       $ 1,327,909,893
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 10,065,018                $ 40,217,501
income

 Net realized gain (loss)       175,619,196                 514,603,714

 Change in net unrealized       1,142,225,679               644,423,653
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,327,909,893               1,199,244,868
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (39,209,992)                (34,149,944)
From net investment income

 From net realized gain         (509,476,717)               (864,396,346)

 TOTAL DISTRIBUTIONS            (548,686,709)               (898,546,290)

Share transactions - net        520,560,963                 957,719,512
increase (decrease)

  TOTAL INCREASE (DECREASE)     1,299,784,147               1,258,418,090
IN NET ASSETS

NET ASSETS

 Beginning of period            5,227,827,201               3,969,409,111

 End of period (including      $ 6,527,611,348             $ 5,227,827,201
undistributed net investment
income of $9,378,238 and
$39,810,345, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

                                                             YEARS ENDED SEPTEMBER 30,


                                 SIX MONTHS ENDED MARCH 31,  1999                    1998         1997         1996 F
                                 2000 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.76                     $ 14.07                 $ 14.40      $ 11.61      $ 10.57
period

Income from Investment
Operations

Net investment income             .03 D                       .12 D                   .18 D        .27 D        .24

Net realized and unrealized       3.56                        3.73                    .71          3.52         1.34
gain (loss)

Total from investment             3.59                        3.85                    .89          3.79         1.58
operations

Less Distributions

From net investment income        (.11)                       (.12)                   (.25)        (.25)        (.22)

From net realized gain            (1.43)                      (3.04)                  (.97)        (.75)        (.32)

 Total distributions              (1.54)                      (3.16)                  (1.22)       (1.00)       (.54)

Net asset value, end of period   $ 16.81                     $ 14.76                 $ 14.07      $ 14.40      $ 11.61

TOTAL RETURN B, C                 25.31%                      30.06%                  6.64%        34.72%       15.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,518,951                 $ 5,226,303             $ 3,969,409  $ 3,609,144  $ 2,538,407
(000 omitted)

Ratio of expenses to average      .56% A                      .48%                    .48%         .54%         .78%
net assets

Ratio of expenses to average      .54% A, E                   .47% E                  .48%         .53% E       .78%
net assets after  expense
reductions

Ratio of net investment           .34% A                      .79%                    1.23%        2.11%        2.38%
income to average net assets

Portfolio turnover                92% A                       77%                     106%         35%          37%



FINANCIAL HIGHLIGHTS - CLASS O

                                 YEARS ENDED SEPTEMBER 30,

                                 1995 F


SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.52
period

Income from Investment
Operations

Net investment income             .22

Net realized and unrealized       1.99
gain (loss)

Total from investment             2.21
operations

Less Distributions

From net investment income        (.17)

From net realized gain            (.99)

 Total distributions              (1.16)

Net asset value, end of period   $ 10.57

TOTAL RETURN B, C                 26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,031,762
(000 omitted)

Ratio of expenses to average      .80%
net assets

Ratio of expenses to average      .80%
net assets after  expense
reductions

Ratio of net investment           2.33%
income to average net assets

Portfolio turnover                52%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID
JUNE 21, 1996.

FINANCIAL HIGHLIGHTS - CLASS N

                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30,
                                 2000 (UNAUDITED)            1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.72                     $ 15.35
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                       (.00)

Net realized and unrealized       3.52                        (.63) G
gain (loss)

Total from investment             3.50                        (.63)
operations

Less Distributions

From net investment income        (.10)                       -

From net realized gain            (1.43)                      -

Total distributions               (1.53)                      -

Net asset value, end of period   $ 16.69                     $ 14.72

TOTAL RETURN B, C                 24.74%                      (4.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,661                     $ 1,524
(000 omitted)

Ratio of expenses to average      1.43% A                     1.35% A
net assets

Ratio of expenses to average      1.42% A, F                  1.33% A,F
net assets after expense
reductions

Ratio of net investment           (.54)% A                    (.07)% A
income to average net assets

Portfolio turnover                92% A                       77%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Effective the close of business on December 15, 1999, Class O of each fund was closed to new accounts. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution and transfer agent expenses, and expense reductions. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans:
Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Deferred Compensation Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. Each fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $6,937,537,408 and $6,944,072,146, respectively, of which U.S. government and government agency obligations aggregated $0 and $513,842,688, respectively.

Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $2,815,542,734 and $2,637,442,807, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rates are .17% and .30 % for Destiny I and Destiny II, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of
 .26% and .53%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999 each fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the funds.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan for Class N of each fund. During the period, Class N of each fund paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annualized rate of .25% of its average net assets pursuant to the Distribution and Service Plan. For the period, the following amounts were paid to FDC:

            PAID TO FDC

Destiny I   $ 706

Destiny II  $ 5,529

TRANSFER AGENT FEES. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to
FSC:

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

Destiny I

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 228,521  .01*

CLASS N    1,742     .61 *

          $ 230,263

Destiny II

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 130,947  .00*

CLASS N    14,162    .63 *

          $ 145,109

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $246,673 and $85,000, respectively for the period.

5. SECURITY LENDING.

The funds lend portfolio securities from time to time in order to earn additional income. Each fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $29,978,338 and $54,123,006 for Destiny I and Destiny II, respectively. Destiny I and Destiny II received cash collateral of $31,452,800 and $56,270,600, respectively, which was invested in the Taxable Central Cash Fund.

6. BANK BORROWINGS.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I, the average daily loan balance during the period for which the loan was outstanding amounted to $6,895,000. The weighted average interest rate was 5.9%. For Destiny II, there were no loans during the period.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $795,799 and $508,440 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each fund's custodian fees were reduced by $2,009 and $725 for Destiny I and Destiny II, respectively under the custodian arrangement. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I

          TRANSFER AGENT CREDITS

CLASS O   $ 9,401

Destiny II

          TRANSFER AGENT CREDITS

CLASS O   $ 8,345

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

Destiny I

                            SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30, 1999 A

FROM NET INVESTMENT INCOME

Class O                     $ 114,843,907                    $ 105,484,207

Class N                      6,070                            -

Total                       $ 114,849,977                    $ 150,484,207

FROM NET REALIZED GAIN

Class O                     $ 897,861,180                    $ 544,915,685

Class N                      55,890                           -

Total                       $ 897,917,070                    $ 544,915,685

                            $ 1,012,767,047                  $ 650,399,892

Destiny II

                            SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30, 1999 A

FROM NET INVESTMENT INCOME

Class O                     $ 39,182,723                     $ 34,149,944

Class N                      27,269                           -

Total                       $ 39,209,992                     $ 34,149,944

FROM NET REALIZED GAIN

Class O                     $ 509,166,630                    $ 864,396,346

Class N                      310,087                          -

Total                       $ 509,476,717                    $ 864,396,346

                            $ 548,686,709                    $ 898,546,290


A DISTRIBUTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO
SEPTEMBER 30, 1999.

9. SHARE TRANSACTIONS.

Transactions for each fund's class of shares for the periods are as follows:

Destiny I

                                SHARES                                                DOLLARS

                                SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30,  SIX MONTHS ENDED MARCH 31,

                                2000                        1999 A                    2000



CLASS O Shares sold              5,978,542                   9,223,182                $ 153,976,837

Reinvestment of distributions    36,918,568                  22,671,053                880,877,026

Shares redeemed                  (17,661,156)                (21,478,357)              (435,488,098)

Net increase (decrease)          25,235,954                  10,415,878               $ 599,365,765

CLASS N Shares sold              35,282                      9,786                    $ 847,844

Reinvestment of distributions    2,601                       -                         61,912

Shares redeemed                  (384)                       (114)                     (9,061)

Net increase (decrease)          37,499                      9,672                    $ 900,695



Destiny I

                                DOLLARS

                                YEAR ENDED SEPTEMBER 30,

                                1999 A



CLASS O Shares sold             $ 248,764,091

Reinvestment of distributions    575,618,075

Shares redeemed                  (584,597,461)

Net increase (decrease)         $ 239,784,705

CLASS N Shares sold             $ 272,403

Reinvestment of distributions    -

Shares redeemed                  (3,198)

Net increase (decrease)         $ 269,205



Destiny II

                                SHARES                                                DOLLARS

                                SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30,  SIX MONTHS ENDED MARCH 31,

                                2000                        1999 A                    2000



CLASS O Shares sold              32,200,326                  42,363,720               $ 505,121,825

Reinvestment of distributions    34,358,830                  66,407,354                527,406,144

Shares redeemed                  (32,851,697)                (36,859,021)              (518,506,094)

Net increase (decrease)          33,707,459                  71,912,053               $ 514,021,875

CLASS N Shares sold              411,930                     105,039                  $ 6,496,352

Reinvestment of distributions    22,043                      -                         336,824

Shares redeemed                  (18,549)                    (1,461)                   (294,088)

Net increase (decrease)          415,424                     103,578                  $ 6,539,088



Destiny II

                                DOLLARS

                                YEAR ENDED SEPTEMBER 30,

                                1999 A



CLASS O Shares sold             $ 629,670,010

Reinvestment of distributions    875,248,918

Shares redeemed                  (548,780,811)

Net increase (decrease)         $ 956,138,117

CLASS N Shares sold             $ 1,603,569

Reinvestment of distributions    -

Shares redeemed                  (22,174)

Net increase (decrease)         $ 1,581,395


A SHARE TRANSACTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1999.